united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22756

Advisors Preferred Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 6/30

Date of reporting period: 6/30/17

Item 1. Reports to Stockholders.

Annual Report
June 30, 2017

Quantified Managed Income Fund
Investor Class Shares QBDSX
Advisor Class Shares QBDAX

Quantified All-Cap Equity Fund
Investor Class Shares QACFX
Advisor Class Shares QACAX

Quantified Market Leaders Fund
Investor Class Shares QMLFX
Advisor Class Shares QMLAX

Quantified Alternative Investment Fund
Investor Class Shares QALTX
Advisor Class Shares QALAX

Quantified STF Fund
Investor Class Share QSTFX
Advisor Class Shares QSTAX

1-855-64-QUANT (1-855-647-8268)
www.advisorspreferred.com

Distributed by Ceros Financial Services, Inc.

August 15, 2017

Dear Shareholders:

This Annual Report for the Quantified Funds covers the period from July 1, 2016 – June 30, 2017. The Quantified Funds are comprised of the Quantified All-Cap Equity Fund, the Quantified Alternative Fund, the Quantified Managed Income Fund, the Quantified Market Leaders Fund, and the Quantified STF Fund. The Sub-adviser for the Funds is Flexible Plan Investments, Ltd. All of the Quantified Funds are actively managed with dynamic, computer-driven, risk managed strategies that have been time tested to respond to many different markets.

The Quantified All-Cap Equity Fund returned 17.72% for the Investor class shares and 16.91% for the Advisor class shares for the period, compared with 17.90% for the S&P 500 Total Return Index. The Fund’s investment objective is to seek high appreciation on an annual basis consistent with a high tolerance for risk. The Fund continued to allocate 80% of the portfolio to stock baskets. Stocks in the S&P 500 and ADR universe are screened quarterly. At the end of the period, the portfolio was evenly allocated to large, small, or midcap equities. The Sub-advisor also had an up to 20% overlay comprised of S&P 500 E-mini contracts. The underperformance of the Fund vis-à-vis the benchmark for the period was due in part to Fund expenses, as well as to the overlay, which was down slightly for the year ending June 30, 2017. During the prior year, the return of the overlay was positive. The use of S&P 500 E-mini contracts does have a low or negative correlation to the core stock holdings. Thus, it is a risk diversifier component for the Fund.

The Quantified Alternative Investment Fund returned 4.09% for the Investor class shares and 3.31% for the Advisor class shares for the period, versus 17.90% for the S&P 500 Total Return Index. The Fund’s investment objective is to seek high total return from alternative investment vehicles on an annual basis consistent with a high tolerance for risk. The monthly momentum-ranking-based rebalances in the alternative ETF baskets proved challenging in the volatile but essentially sideways-moving market that prevailed during the first half of the period. However, the long/short futures overlay of an up to 25% allocation in Nasdaq 100 and S&P 500 Index E-mini contracts contributed to the Fund’s positive performance in the second half of the period.

The Quantified Managed Income Fund returned 4.13% for the period for the Investor class shares and 3.31% for the Advisor class shares, compared with a loss of 0.31% for the Bloomberg Barclays Aggregate Bond Index. The Fund’s investment objective is to seek high total return from fixed income investments on an annual basis consistent with a moderate tolerance for risk. The inclusion of equity income producing securities and a 10% allocation to an actively managed high yield ETF sub-portfolio are responsible for the out-performance.

The Quantified Market Leaders Fund returned 15.68% for the period for the Investor class shares and 15.05% for the Advisor class shares, versus a return of 18.66% for the Wilshire 5000 Total Return Index. The Fund’s investment objective is to seek high appreciation on an annual basis consistent with a high tolerance for risk. The weekly relative-strength-based ranking of equity style box and sector ETFs is performed, and rebalances are implemented as necessary. The Fund also utilizes equity ETF swaps to achieve leveraged exposure to some industry sectors throughout the period. Overweightings in small cap style ETFs and financial sector ETFs in the first quarter of 2017 contributed most to the Fund’s under-performance relative to the benchmark Wilshire 5000 Total Return Index over the period.

The Quantified STF Fund returned 36.01% for the period for the Investor class shares and 35.32% for the Advisor class shares, versus a return of 29.39% for the NASDAQ 100 Total Return Index. The Fund’s investment objective is to seek high appreciation on an annual basis consistent with a high tolerance for risk. Investments are based solely on the price movements of the NASDAQ 100 Index. Most of the outperformance was achieved since late November 2016 when the trend-based signals of the STF strategy maintained a leveraged exposure of 200% over the NASDAQ 100 Index.

Thank you for your trust in us. If at any time you would like further information about the Funds or Flexible Plan’s investment approach, please go to the website of Flexible Plan, the Sub-adviser, at www.flexibleplan.com/market_hotline.

Jerry Wagner	Catherine Ayers-Rigsby

Flexible Plan Investments, Ltd.	Advisors Preferred, LLC

Sub-adviser	Adviser

Quantified Managed Income Fund

Portfolio Review (Unaudited)

June 30, 2017

The Fund’s performance figures* for the periods ended June 30, 2017, as compared to its benchmark:

				Annualized
			Since Inception	Since Inception
	One Year	Three Year	March 18, 2016	August 9, 2013
Quantified Managed Income Fund - Investor Class	4.13%	1.32%	N/A	1.94%
Quantified Managed Income Fund - Advisor Class	3.31%	N/A	5.21	N/A
Bloomberg Barclays Aggregate Bond Index **	(0.31)%	2.48%	1.93%	2.96%

Comparison of Change in Value of a $10,000 Investment.

Since Inception through June 30, 2017 +

+	Inception date is August 9, 2013

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, as provided in the Fund’s Prospectus dated October 28, 2016, was 1.73% for Investor Class and 2.33% for Advisor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268. Investors should consider the Fund’s investment objective, risks, and charges and expenses carefully before investing. The Fund’s prospectus and summary prospectus contain this and other information about the Fund and should be read carefully before investing. The prospectus and summary prospectus are available at no cost at http://www.quantifiedfunds.com/fund-documents, by calling 1-855-647-8268, or emailing orderquantifiedfunds@geminifunds.com.

**	Bloomberg Barclays Aggregate Bond Index is an unmanaged index comprised of U.S. Investment grade, fixed rate bond market securities, including government agency, corporate and mortgage-backed securities. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund’s returns, the index does not reflect any fees or expenses. This index is also known as Barclays U.S. Aggregate Bond Index.

Portfolio holdings by types of investments as of June 30, 2017 are as follows:

Holdings by Type of Investment:	% of Net Assets
Exchange Traded Funds:
Debt Funds	71.1%
Equity Funds	14.4%
Common Stock	10.0%
Money Market Funds	4.0%
Other Assets Less Liabilities	0.5%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

Quantified Managed Income Fund

PORTFOLIO OF INVESTMENTS

June 30, 2017

Shares		Value
	COMMON STOCK - 10.0%
	CHEMICALS - 1.0%
6,581	Dow Chemical Co.	$415,064

	COMMERCIAL SERVICES - 2.0%
10,229	Rollins, Inc.	416,423
5,333	Verisk Analytics, Inc. *	449,945
		866,368
	INSURANCE - 1.0%
1,711	Everest Re Group Ltd.	435,603

	LODGING - 1.0%
15,268	ILG, Inc.	419,717

	REITS - 1.0%
17,161	Getty Realty Corp.	430,741

	RETAIL - 1.0%
2,850	McDonald’s Corp.	436,506

	SAVINGS & LOAN - 1.0%
24,461	Oritani Financial Corp.	417,060

	SOFTWARE - 1.0%
3,954	Jack Henry & Associates, Inc.	410,702

	TRANSPORTATION - 1.0%
3,843	United Parcel Service, Inc.	424,997

	TOTAL COMMON STOCK (Cost - $3,895,410)	4,256,758

	EXCHANGE TRADED FUNDS - 85.5%
	DEBT FUNDS - 71.1%
15,410	iShares 7-10 Year Treasury Bond ETF	1,642,860
15,096	iShares Core U.S. Aggregate Bond ETF	1,653,163
14,036	iShares iBoxx $ High Yield Corporate Bond ETF	1,240,642
15,886	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,914,422
34,988	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	3,546,384
10,778	PowerShares Emerging Markets Sovereign Debt Portfolio	315,472
65,225	PowerShares Fundamental High Yield Corporate Bond Portfolio	1,240,580
338,378	PowerShares Preferred Portfolio	5,112,892
180,893	SPDR Bloomberg Barclays High Yield Bond ETF	6,729,220
83,981	SPDR Doubleline Total Return Tactical ETF	4,132,705
21,996	SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	1,070,985
20,203	Vanguard Total Bond Market ETF	1,653,211
		30,252,536
	EQUITY FUNDS - 14.4%
29,212	iShares Select Dividend ETF	2,693,639
25,320	SPDR SSgA Income Allocation ETF	818,342
31,003	WisdomTree LargeCap Dividend Fund	2,606,732
		6,118,713

	TOTAL EXCHANGE TRADED FUNDS (Cost - $36,381,158)	36,371,249

	SHORT-TERM INVESTMENTS - 4.0%
	MONEY MARKET FUNDS - 4.0%
847,490	Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I 0.41% (a)	847,490
847,490	First American Government Obligations Fund - Class Z 0.42% (a)	847,490
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,694,980)	1,694,980

	TOTAL INVESTMENTS - 99.5% (Cost - $41,971,548) (b)	$42,322,987
	ASSETS LESS OTHER LIABILITIES - 0.5%	217,791
	NET ASSETS - 100.0%	$42,540,778

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

*	Non-Income producing investment.

(a)	Money market fund; interest rate reflects seven-day effective yield on June 30, 2017.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $42,129,867 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$484,840
Unrealized Depreciation:	(291,720)
Net Unrealized Appreciation:	$193,120

See accompanying notes to financial statements.

Quantified All-Cap Equity Fund

Portfolio Review (Unaudited)

June 30, 2017

The Fund’s performance figures* for the periods ended June 30, 2017, as compared to its benchmark:

		Annualized
			Since Inception	Since Inception
	One Year	Three Year	March 18, 2016	August 9, 2013
Quantified All-Cap Equity Fund - Investor Class	17.72%	5.36%	N/A	5.23%
Quantified All-Cap Equity Fund - Advisor Class	16.91%	N/A	16.81%	N/A
S&P 500 Total Return Index **	17.90%	9.61%	16.33%	12.01%

Comparison of Change in Value of a $10,000 Investment.

Since Inception through June 30, 2017 +

+	Inception date is August 9, 2013

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, as provided in the Fund’s Prospectus dated October 28, 2016, was 1.65% for Investor Class and 2.23% for Advisor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268. Investors should consider the Fund’s investment objective, risks, and charges and expenses carefully before investing. The Fund’s prospectus and summary prospectus contain this and other information about the Fund and should be read carefully before investing. The prospectus and summary prospectus are available at no cost at http://www.quantifiedfunds.com/fund-documents, by calling 1-855-647-8268, or emailing orderquantifiedfunds@geminifunds.com.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.

Portfolio holdings by types of investments as of June 30, 2017 are as follows:

Holdings by Sector:	% of Net Assets
Common Stock:
Home Builders	8.7%
Insurance	8.7%
Semiconductors	6.3%
Computers	6.0%
Retail	5.2%
Forest Products & Paper	4.0%
Exchange Traded Funds:
Debt Funds	5.8%
Equity Funds	3.9%
Money Market Funds	9.7%
Other Investments and Liabilities in Excess of Other Assets	41.7%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

Quantified All-Cap Equity Fund

PORTFOLIO OF INVESTMENTS

June 30, 2017

Shares		Value
	COMMON STOCKS - 81.6%
	AGRICULTURE - 2.1%
2,051	British American Tobacco PLC	$140,576
1,136	Reynolds American, Inc.	73,886
		214,462
	Airlines - 0.6%
1,412	Hawaiian Holdings, Inc. *	66,293

	AUTO PARTS & EQUIPMENT - 0.7%
4,361	American Axle & Manufacturing Holdings, Inc. *	68,032

	BANKS - 1.1%
1,690	Bank of the Ozarks	79,211
137	Goldman Sachs Grou, Inc.	30,400
		109,611
	BEVERAGES- 1.8%
206	Constellation Brands, Inc.	39,908
1,179	Diageo PLC	141,280
		181,188
	BIOTECHNOLOGY - 1.2%
111	Celgene Corp. *	14,416
899	Gilead Sciences, Inc.	63,631
1,829	Myriad Genetics, Inc. *	47,261
		125,308
	BUILDING MATERIALS - 1.0%
4,291	Louisiana-Pacific Corp. *	103,456

	CHEMICALS - 1.7%
691	Innophos Holdings, Inc.	30,294
2,747	Sinopec Shanghai Petrochemical Co. Ltd.	146,992
		177,286
	COMMERCIAL SERVICES - 2.3%
391	AMN Healthcare Services, Inc. *	15,269
978	Green Dot Corp. *	37,682
2,427	H&R Block, Inc.	75,019
1,004	QIWI plc	24,779
6,427	Rent-A-Center, Inc.	75,325
		228,073
	COMPUTERS - 6.0%
5,948	Brocade Communications Systems, Inc.	75,005
4,134	HP, Inc.	72,263
745	Insight Enterprises, Inc. *	29,793
749	MAXIMUS, Inc.	46,910
10,369	NeuStar, Inc. *	345,806
407	Western Digital Corp.	36,060
		605,836
	DIVERSIFIED FINANCIAL SERVICES - 3.7%
209	Evercore Partners, Inc.	14,734
5,965	Piper Jaffray Cos	357,602
		372,336
	ELECTRIC - 3.7%
9,644	Exelon Corp.	347,859
414	Pampa Energia SA *	24,364
		372,223
	ELECTRONICS - 0.5%
687	Woodward, Inc.	46,428

	ENGINEERING & CONSTRUCTION - 0.1%
163	Dycom Industries, Inc. *	14,592

See accompanying notes to financial statements.

Quantified All-Cap Equity Fund

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017

Shares		Value
	FOOD - 1.0%
1,808	Hormel Foods Corp.	$61,671
325	Sanderson Farms, Inc.	37,586
		99,257
	FOREST PRODUCTS & PAPER - 4.0
9719	Domtar Corp.	373,404
819	Schweitzer-Mauduit International, Inc.	30,491
		403,895
	HAND / MACHINE TOOLS - 1.0%
990	Kennametal, Inc.	37,046
771	Regal Beloit Corp.	62,875
		99,921
	HEALTHCARE - PRODUCTS - 1.2%
934	Hill-Rom Holdings, Inc.	74,356
457	Varian Medical Systems, Inc.	47,158
		121,514
	HEALTHCARE - SERVICES - 1.5%
2,851	Ensign Group, Inc.	62,067
716	LHC Group, Inc. *	48,609
211	WellCare Health Plans, Inc. *	37,887
		148,563
	HOME BUILDERS - 8.7%
3,367	KB Home	80,707
12,958	M/I Homes, Inc. *	369,951
8,660	Meritage Homes Corp. *	365,452
683	Thor Industries, Inc.	71,387
		887,497
	HOUSEHOLD PRODUCTS - 0.5%
502	Helen of Troy Ltd. *	47,238

	INSURANCE - 8.7%
305	American Financial Group, Inc.	30,308
739	Assurant, Inc.	76,627
2,422	Chubb Ltd.	352,110
1,492	Everest Re Group	379,848
856	Progressive Corp.	37,741
		876,634
	INTERNET - 3.0%
170	Alibaba Group Holding Ltd. *	23,953
530	Autohome, Inc. *	24,041
596	Facebook, Inc. *	89,984
347	Weibo Corp. *	23,065
2,507	YY, Inc. *	145,481
		306,524
	IRON / STEEL - 1.5%
5,442	Ternium SA	152,866

	LEISURE TIME - 0.1%
141	LCI Industries	14,438

	LODGING - 1.9%
1,504	Boyd Gaming Corp.	37,314
286	China Lodging Group Ltd. *	23,074
2,702	ILG, Inc.	74,278
1,059	Melco Resorts & Entertainment Ltd.	23,775
280	Wynn Resorts Ltd.	37,554
		195,995
	MACHINERY- DIVERSIFIED - 1.1%
309	Deere & Co.	38,189
343	Graco, Inc.	37,483
164	Roper Technologies, Inc.	37,971
		113,643

See accompanying notes to financial statements.

Quantified All-Cap Equity Fund

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017

Shares		Value
	OIL & GAS - 1.2%
7,493	Atwood Oceanics, Inc. *	$61,068
11,744	Ensco PLC	60,599
		121,667
	PHARMACEUTICALS - 2.7%
925	Eagle Pharmaceuticals, Inc. *	72,973
3,240	GlaxoSmithKline PLC	139,709
1,409	Mallinckrodt PLC *	63,137
		275,819
	REITS - 1.8%
282	American Tower Corp.	37,314
3,892	CareTrust REIT, Inc.	72,158
1,080	Corporate Office Properties Trust	37,833
1,000	Gaming and Leisure Properties, Inc.	37,670
		184,975
	RETAIL - 5.2%
9,958	Barnes & Noble	75,681
1,661	Big Lots, Inc.	80,226
6,975	Chico’s FAS, Inc.	65,705
2,795	Macy’s, Inc.	64,956
1,568	Nordstrom, Inc.	74,998
121	Panera Bread Co. *	38,072
929	PetMed Express, Inc.	37,717
268	PVH Corp.	30,686
1,271	Wiliams-Sonoma, Inc.	61,644
		529,684
	SEMICONDUCTORS - 6.3%
713	Applied Materials, Inc.	29,454
1,149	Cirrus Logic, Inc. *	72,065
10,761	Intel Corp.	363,076
2,219	Marvell Technology Group Ltd.	36,658
1,199	ScanSource, Inc. *	48,320
484	Silicon Motion Technology Corp.	23,344
800	Texas Instruments, Inc.	61,544
		634,461
	SOFTWARE - 2.2%
1,239	Activision Blizzard Inc	71,329
329	Adobe Systems, Inc. *	46,534
288	Dun & Bradstreet Corp	31,147
346	Intuit Inc	45,952
3,072	MiX Telematics Ltd	24,208
		219,170
	TELECOMMUNICATIONS - 1.1%
246	Arista Networks, Inc. *	36,848
4,208	Lumos Networks Corp. *	75,197
		112,045
	TRANSPORTATION - 0.4%
700	CSX Corp.	38,192

	TOTAL COMMON STOCKS (Cost - $8,173,298)	8,269,119

	EXCHANGE TRADED FUNDS - 9.7%
	EQUITY FUNDS - 3.9%
1,011	ProShares Ultra QQQ	116,589
2,340	ProShares Ultra Russell2000	281,502
		398,091
	DEBT FUNDS - 5.8%
9,037	Direxion Daily 20 Year Plus Treasury Bull 3x Shares	189,325
1,591	iShares 20+ Year Treasury Bond ETF	199,066
2,405	ProShares Ultra 20+ Year Treasury ETF	194,035
		582,426

	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,017,823)	980,517

See accompanying notes to financial statements.

Quantified All-Cap Equity Fund

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017

Shares		Value

	SHORT-TERM INVESTMENTS - 9.7%
	MONEY MARKET FUNDS - 9.7%
492,415	Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I 0.41% (a)	$492,415
492,415	First American Government Obligation Fund - Class Z 0.42% (a)	492,415
	TOTAL SHORT-TERM INVESTMENTS (Cost - $984,830)	984,830

	TOTAL INVESTMENTS - 101.0% (Cost - $10,175,951) (b)	$10,234,466
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0)%	(99,376)
	NET ASSETS - 100.0%	$10,135,090

REIT	Real Estate Investment Trust

ETF	Exchange Traded Fund

*	Non-Income producing investment

(a)	Money market fund; interest rate reflects seven-day effective yield on June 30, 2017.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding the value of futures) is $10,184,488 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$169,888
Unrealized Depreciation:	(119,910)
Net Unrealized Appreciation:	$49,978

See accompanying notes to financial statements.

Quantified Market Leaders Fund

Portfolio Review (Unaudited)

June 30, 2017

The Fund’s performance figures* for the periods ended June 30, 2017, as compared to its benchmark:

				Annualized
			Since Inception	Since Inception
	One Year	Three Year	March 18, 2016	August 9, 2013
Quantified Market Leaders Fund - Investor Class	15.68%	2.90%	N/A	5.30%
Quantified Market Leaders Fund - Advisor Class	15.05%	N/A	14.04%	N/A
Wilshire 5000 Index **	18.66%	8.78%	17.35%	11.36%

Comparison of Change in Value of a $10,000 Investment.

Since Inception through June 30, 2017 +

+	Inception date is August 9, 2013

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, as provided in the Fund’s Prospectus dated October 28, 2016, was 1.58% for Investor Class and 2.18% for Advisor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268. Investors should consider the Fund’s investment objective, risks, and charges and expenses carefully before investing. The Fund’s prospectus and summary prospectus contain this and other information about the Fund and should be read carefully before investing. The prospectus and summary prospectus are available at no cost at http://www.quantifiedfunds.com/fund-documents, by calling 1-855-647-8268, or emailing orderquantifiedfunds@geminifunds.com.

**	The Wilshire 5000 Index is an unmanaged composite of US traded equity securities with readily available price data and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.

Portfolio holdings by types of investments as of June 30, 2017 are as follows:

Holdings by Type of Investment: ^	% of Net Assets
Exchange Traded Funds:
Equity Funds	82.3%
Money Market Funds	3.0%
Other Assets Less Liabilities	14.7%
100.0%

^ The Holdings by type of Investment detail does not include derivative exposure.

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

Quantified Market Leaders Fund

PORTFOLIO OF INVESTMENTS

June 30, 2017

Shares		Value
	EXCHANGE TRADED FUNDS - 82.3%
	EQUITY FUNDS - 82.3%
249,122	iShares MSCI EAFE ETF	$16,242,755
394,483	iShares MSCI Emerging Markets ETF	16,327,651
51,716	iShares Russell 1000 Growth ETF	6,155,238
36,432	iShares U.S. Healthcare ETF	6,057,184
83,268	iShares U.S. Real Estate ETF	6,642,288
118,769	Vanguard FTSE Europe ETF	6,548,923
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $57,980,651)	57,974,040

	SHORT-TERM INVESTMENTS - 3.0%
	MONEY MARKET FUNDS - 3.0%
983,273	Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I 0.41% (a)	983,273
983,273	First American Government Obligations Fund - Class Z 0.42% (a)	983,273
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,966,546)	1,966,546

	TOTAL INVESTMENTS - 85.3% (Cost - $59,947,197) (b)	$59,940,586
	OTHER ASSETS LESS LIABILITIES -14.7%	10,478,678
	NET ASSETS - 100.0%	$70,419,264

ETF - Exchange Traded Fund

(a)	Money market fund; interest rate reflects seven-day effective yield on June 30, 2017

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $59,947,197 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$501,870
Unrealized Depreciation:	(508,481)
Net Unrealized Depreciation:	$(6,611)

TOTAL RETURN SWAPS

						Unrealized
	Number of	Notional Amount at		Termination		Appreciation
Reference Entity	Shares	June 30, 2017	Interest Rate Payable (1)	Date	Counterparty	(Depreciation)
Guggenheim S&P 500 Equal Weight Tech ETF	32,933	4,061,673	1-Mth USD_LIBOR plus 30 bp	1/11/2018	Credit Suisse	$39,539
iShares US Home Construction ETF	102,726	3,364,051	1-Mth USD_LIBOR plus 30 bp	1/11/2018	Credit Suisse	118,718
iShares PHLX Semiconductor ETF	98,421	12,023,051	1-Mth USD_LIBOR plus 30 bp	1/11/2018	Credit Suisse	1,714,198
iShares US Healthcare ETF	21,084	3,391,751	1-Mth USD_LIBOR plus 30 bp	1/11/2018	Credit Suisse	109,852
iShares US Medical Devices	27,438	4,480,645	1-Mth USD_LIBOR plus 30 bp	1/11/2018	Credit Suisse	86,209
iShares US Technology ETF	69,733	10,077,395	1-Mth USD_LIBOR plus 30 bp	1/11/2018	Credit Suisse	(344,767)
PowerShares QQQ Trust Series I	37,209	4,925,999	1-Mth USD_LIBOR plus 30 bp	1/11/2018	Credit Suisse	204,446
SPDR S&P Homebuilders ETF	98,680	3,732,640	1-Mth USD_LIBOR plus 30 bp	1/11/2018	Credit Suisse	65,649
Vanguard Mid-Cap Growth ETF	49,017	5,820,582	1-Mth USD_LIBOR plus 30 bp	1/11/2018	Credit Suisse	(58,187)
Total						$1,935,657

(1)	Interest rate is based upon predeterminied notional amounts, which may be a multiple of the number of shares plus a specified spread.

See accompanying notes to financial statements.

Quantified Alternative Investment Fund

Portfolio Review (Unaudited)

June 30, 2017

The Fund’s performance figures* for the periods ended June 30, 2017, as compared to its benchmark:

				Annualized
			Since Inception	Since Inception
	One Year	Three	March 18, 2016	August 9, 2013
Quantified Alternative Investment Fund - Investor Class	4.09%	(0.72)%	N/A	2.31%
Quantified Alternative Investment Fund - Advisor Class	3.31%	N/A	4.44%	N/A
S&P 500 Total Return Index **	17.90%	9.61%	16.33%	12.01%

Comparison of Change in Value of a $10,000 Investment.

Since Inception through June 30, 2017 +

+	Inception date is August 9, 2013

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, as provided in the Fund’s Prospectus dated October 28, 2016, was 2.07% for Investor Class and 2.67% for Advisor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268. Investors should consider the Fund’s investment objective, risks, and charges and expenses carefully before investing. The Fund’s prospectus and summary prospectus contain this and other information about the Fund and should be read carefully before investing. The prospectus and summary prospectus are available at no cost at http://www.quantifiedfunds.com/fund-documents, by calling 1-855-647-8268, or emailing orderquantifiedfunds@geminifunds.com.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This Index is widely used by professional investors as a performance benchamrk for Large-Cap stocks. Investors may not invest in the indexes directly; unlike the Fund’s returns, the indexes do not reflect any fees or expenses.

Portfolio holdings by types of investments as of June 30, 2017 are as follows:

Holdings by Type of Investment: ^	% of Net Assets
Exchange Traded Funds:
Equity Funds	67.6%
Alternative Funds	1.4%
Open-Ended Mutual Funds:
Asset Allocation Fund	8.6%
Equity Funds	9.2%
Money Market Funds	14.6%
Liabilities in Excess of Other Assets	(1.4)%
100.0%

^	The Holdings by type of Investment detail does not include derivative exposure.

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

Quantified Alternative Investment Fund

PORTFOLIO OF INVESTMENTS

June 30, 2017

Shares		Value
	OPEN-END FUND MUTUAL FUNDS - 17.8%
	ASSET ALLOCATION FUND - 8.6%
13,550	Dreyfus Dynamic Total Return Fund	$222,085
13,849	Glenmede Secured Options Portfolio - Retail Class	173,388
11,838	Litman Gregory Masters Alternative Strategies - Investor Class	137,197
18,281	Putnam Absolute Return 700 Fund - Retail Class *	216,813
		749,483
	EQUITY FUNDS - 9.2%
10,484	ACM Dynamic Opportunity Fund *	172,462
16,434	AmericaFirst Defensive Growth Fund	171,900
15,609	Balter European L/S Small Cap Fund *	171,699
32,035	PSI Market Neutral Fund *	277,103
		793,163
	TOTAL OPEN-ENDED MUTUAL FUNDS (Cost - $1,535,364)	1,542,646

	EXCHANGE TRADED FUNDS - 69.0%
	ALTERNATIVE FUNDS - 1.4%
3,312	First Trust Exchange-Traded Fund III-First Trust	119,464

	EQUITY FUNDS - 67.6%
699	Drexion All Cap Insider Sentiment Shares	27,771
324	First Trust Dow Jones Internet Index Fund *	30,696
4,317	First Trust NASDAQ Clean Edge Green Energy Index	77,965
95	First Trust NYSE Arca Biotechnology Index Fund *	10,834
584	First Trust Technology AlphaDEX Fund	25,416
1,874	Goldman Sachs ActiveBeta Emerging Markets Equity ETF	58,544
20,066	Guggenheim Frontier Markets ETF	274,302
1,442	Guggenheim S&P 500 Equal Weight Healthcare ETF	250,951
5,519	Guggenheim Solar ETF	109,773
14,687	Horizons NASDAQ- 100 Covered Call ETF	347,494
7,196	Horizons NASDAQ- 500 Covered Call ETF	347,999
1,107	IndexIQ ETF Trust - IQ Hedge Mult-Strategy Tracker ETF	32,557
1,259	iShares Core MSCI Emerging Markets ETF	63,000
196	iShares Edge MSCI Min Vol Emerging Markets ETF	10,859
217	iShares Emerging Markets Dividend ETF	8,717
1,952	iShares Global Tech ETF	255,576
107	iShares MSCI BRIC ETF	4,007
1,663	iShares MSCI Poland Capped ETF	40,377
4,268	iShares MSCI South Korea Capped ETF	289,413
2,901	iShares MSCI Taiwan Capped ETF	103,740
2,699	iShares MSCI Turkey ETF	112,036
260	iShares North American Tech-ETF	37,607
617	iShares North American Tech-Software ETF	84,393
1,122	iShares U.S. Medical Devices ETF	186,936
10,369	Janus Velocity Volatility Hedge Large Cap ETF	347,362
2,683	KraneShares CSI China Internet ETF	128,516
331	Powershares Dynamic Biotechnology & Genome Portfolio	15,117
2,369	PowerShares S&P Emerging Markets Low Volatility Portfolio	56,761
2,593	PowerShares S&P SmallCap Health Care Portfolio	227,484
38,938	PowerShares WilderHIll Clean Energy Portfolio	168,991
6,064	REX VolMAXX Short Weekly Futures Strategy ETF	169,731
1,273	SPDR Morgan Stanley Technology ETF	92,789
2,248	SPDR S&P Emerging Asia Pacific ETF	205,625
1,826	SPDR S&P Emerging Markets SmallCap ETF	85,219
4,545	SPDR SSgA Global Allocation ETF	161,711
9,175	SPDR SSgA Income Allocation ETF	296,536
904	VankEck Vectors Africa Index ETF	19,526
547	VanEck Vectors Biotech ETF	68,720
2,349	VanEck Vectors Global Alternative Energry ETF	140,588
348	VanEck Vectors India Small-Cap Index ETF	19,394
416	VanEck Vectors Semiconductor ETF	34,054
5,773	VanEck Vectors Uranium+Nuclear Energy ETF	290,036
685	Vanguard Health Care ETF	100,948
11,986	Wisdomtree Cboe S&P 500 Putwrite Strategy Fund	347,714
1,811	WisdomTree Emerging Markets SmallCap Dividend	82,853
		5,850,635

	TOTAL EXCHANGE TRADED FUNDS (Cost - $5,890,539)	5,970,099

See accompanying notes to financial statements.

Quantified Alternative Investment Fund

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017

Shares		Value
	SHORT-TERM INVESTMENTS - 14.6%
	MONEY MARKET FUNDS - 14.6%
630,490	Fidelity Institutional Money Market Funds - Government Portfolio - Class I 0.41% (a)	$630,490
630,490	First American Government Obligations Fund - Class Z 0.42% (a)	630,490
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,260,979)	1,260,979

	TOTAL INVESTMENTS - 101.4% (Cost - $8,686,882) (b)	$8,773,724
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.4)%	(118,826)
	NET ASSETS - 100.0%	$8,654,898

*	Non-Income producing investment

ETF - Exchange Traded Fund

(a)	Money market fund; interest rate reflects seven-day effective yield on June 30, 2017

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding the value of futures) is $8,693,214 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$110,139
Unrealized Depreciation:	(29,629)
Net Unrealized Appreciation:	$80,510

	FUTURES CONTRACTS
	OPEN LONG FUTURES CONTRACTS

No. of			Notional Value at	Unrealized
Contracts	Name	Expiration	June 30, 2017	Depreciation
6	NASDAQ 100 E-MINI Future	September-17	678,330	$(14,245)

See accompanying notes to financial statements.

Quantified STF Fund

Portfolio Review (Unaudited)

June 30, 2017

The Fund’s performance figures* for the periods ended June 30, 2017, as compared to its benchmark:

		Annualized
		Since Inception
	One Year	November 13, 2015
Quantified STF Fund - Investor Class	36.01%	7.33%
Quantified STF Fund - Advisor Class	35.32%	6.92%
Nasdaq 100 Total Return Index **	29.39%	16.37%

Comparison of Change in Value of a $10,000 Investment.

Since Inception through June 30, 2017 +

+	Inception date is November 13, 2015

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, as provided in the Fund’s Prospectus dated October 28, 2016, was 1.72% for Investor Class and 2.32% for Advisor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268. Investors should consider the Fund’s investment objective, risks, and charges and expenses carefully before investing. The Fund’s prospectus and summary prospectus contain this and other information about the Fund and should be read carefully before investing. The prospectus and summary prospectus are available at no cost at http://www.quantifiedfunds.com/fund-documents, by calling 1-855-647-8268, or emailing orderquantifiedfunds@geminifunds.com.

**	The Nasdaq 100 index includes 100 of the largest domestic and international non-financial companies listed on the NASDAQ Stock Market based on market capitalization. The index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. Index composition is reviewed on an annual basis in December. Index return does not include fees and expenses. Investors cannot invest directly in an index.

Portfolio holdings by types of investments as of June 30, 2017 are as follows:

Holdings by Sector: ^	% of Net Assets
Exchange Traded Funds:
Debt Funds	18.0%
Equity Fund	0.5%
Bonds & Notes:
Banks	9.1%
Insurance	4.6%
Pharmaceuticals	4.0%
Healthcare Services	3.4%
Telecommunications	3.4%
Retail	2.9%
Certificates of Deposit:
Banks	19.2%
Money Market Funds	9.3%
Other Investments and Other Assets less Liabilities	25.6%
100.0%

^	The Holdings by Sector does not include derivative exposure.

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

Quantified STF Fund

PORTFOLIO OF INVESTMENTS

June 30, 2017

Principal		Interest
Amount ($)		Rate (%)	Maturity	Value
	BONDS & NOTES - 43.8%
	AIRLINES - 1.1%
1,000,000	Southwest Airlines Co.	2.6500	11/5/2020	$1,012,692

	APPAREL - 1.1%
1,000,000	Ralph Lauren Corp.	2.1250	9/26/2018	1,005,606

	BANKS - 9.1%
1,000,000	Bank of New York Mellon Corp.	2.2000	5/15/2019	1,008,571
1,000,000	Capital One Financial Corp.	2.4500	4/24/2019	1,005,769
1,000,000	Citigroup, Inc.	2.5000	7/29/2019	1,009,487
1,000,000	Goldman Sachs Group, Inc.	2.8750	2/25/2021	1,011,571
1,000,000	HSBC USA, Inc.	2.3500	3/5/2020	1,006,259
1,000,000	Huntington National Bank	2.2000	4/1/2019	1,001,559
1,000,000	Royal Bank of Canada	2.5000	1/19/2021	1,007,319
1,000,000	Toronto-Dominion Bank	2.0500	3/31/2021	979,995
				8,030,528
	BEVERAGES - 1.1%
1,000,000	Anheuser-Busch InBev Finance, Inc.	1.9000	2/1/2019	1,002,623

	BIOTECHNOLOGY - 1.1%
1,000,000	Celgene Corp.	2.3000	8/15/2018	1,006,009

	COMMERCIAL SERVICES - 1.2%
1,000,000	Western Union Co.	3.6500	8/22/2018	1,017,213

	FOOD - 1.1%
1,000,000	General Mills, Inc.	2.2000	10/21/2019	1,007,112

	HEALTHCARE - PRODUCTS - 2.3%
1,000,000	Abbot Laboratories	2.8000	9/15/2020	1,016,376
1,000,000	Zimmer Biomet Holdings, Inc.	2.7000	4/1/2020	1,009,761
				2,026,137
	HEALTHCARE - SERVICES - 3.4%
1,000,000	Aetna, Inc.	2.2000	3/15/2019	1,006,226
1,000,000	Laboratory Corp of America Holdings	2.2000	8/23/2017	1,000,719
1,000,000	Quest Diagnostics, Inc.	2.5000	3/30/2020	1,007,097
				3,014,042
	INSURANCE - 4.6%
1,000,000	American International Group, Inc.	3.3750	8/15/2020	1,035,558
1,000,000	Marsh & McLennan Cos, Inc.	2.5500	10/15/2018	1,009,974
1,000,000	MetLife, Inc.	1.9030	12/15/2017	1,001,751
1,000,000	Prudential Financial, Inc.	2.3500	8/15/2019	1,006,485
				4,053,768
	INTERNET - 1.1%
1,000,000	Baidu, Inc.	2.7500	6/9/2019	1,012,344

	LEISURE TIME - 1.2%
1,000,000	Carnival Crop.	3.9500	10/15/2020	1,059,037

	MEDIA - 1.1%
1,000,000	Thomson Reuters Corp.	1.6500	9/29/2017	1,000,284

	OFFICE / BUSINESS EQUIPMENT - 1.1%
1,000,000	Xerox Corp.	2.8000	5/15/2020	997,983

See accompanying notes to financial statements.

Quantified STF Fund

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017

Principal		Interest
Amount ($)		Rate (%)	Maturity	Value
	PHARMACEUTICALS - 4.0%
1,000,000	AbbVie, Inc.	1.8000	5/14/2018	$1,001,474
1,000,000	AbbVie, Inc.	2.3000	5/14/2021	998,435
1,000,000	AstraZeneca PLC	1.9500	9/18/2019	1,002,915
550,000	Cardinal Health, Inc.	1.7000	3/15/2018	551,143
				3,553,966
	REIT - 0.6%
500,000	Post Apartment Homes LP	4.7500	10/15/2017	500,446

	RETAIL - 2.9%
1,000,000	CVS Health Corp.	1.9000	7/20/2018	1,002,855
500,000	Home Depot, Inc.	2.0000	4/1/2021	498,863
1,000,000	McDonald’s Corp.	3.5000	7/15/2020	1,041,925
				2,543,643
	SEMICONDUCTORS - 2.3%
1,000,000	KLA-Tencor Corp.	3.3750	11/1/2019	1,028,725
1,000,000	Maxim Integrated Products, Inc.	2.5000	11/15/2018	1,008,472
				2,037,197
	TELECOMMUNICATIONS - 3.4%
1,000,000	AT&T, Inc.	2.4500	6/30/2020	1,005,836
1,000,000	Verizon Communications, Inc.	2.6250	2/21/2020	1,013,941
1,000,000	Vodafone Group PLC	1.5000	2/19/2018	999,922
				3,019,698

	TOTAL BONDS & NOTES (Cost - $38,699,916)			38,900,324

	CERTIFICATE OF DEPOSIT - 21.4%
	AUTO MANUFACTURERS - 2.2%
1,000,000	BMW Bank of North America	1.5000	6/18/2018	1,001,061
1,000,000	BMW Bank of North America	1.6000	1/22/2019	1,001,763
				2,002,824
	BANKS - 19.2%
1,000,000	Ally Bank	1.2500	11/27/2017	1,000,221
1,000,000	American Express Centurion Bank	2.0500	11/25/2019	1,007,206
1,000,000	Cadence Bank NA	1.2500	2/12/2018	1,000,911
1,000,000	Comenity Capital Bank	1.6500	3/18/2021	1,000,006
1,000,000	Compass Bank	1.3500	1/2/2018	1,000,909
1,000,000	Goldman Sachs Bank USA	2.2500	12/9/2020	1,012,171
1,000,000	Goldman Sachs Bank USA	2.0500	1/13/2020	1,008,722
1,000,000	HSBC Bank	1.2500	2/8/2021	1,000,393
1,000,000	JPMorgan Chase Bank	1.2500	2/10/2021	1,000,282
1,000,000	mBank/Manistique MI	1.1000	7/10/2017	1,000,030
1,000,000	Sallie Mae Bank	1.3500	12/18/2017	1,000,155
1,000,000	Sallie Mae Bank	2.1500	1/20/2021	1,009,474
1,000,000	State Bank of India	2.1500	12/16/2019	1,007,364
1,000,000	UBS Bank USA	1.6500	6/7/2021	987,238
1,000,000	WebBank	1.2000	2/26/2019	994,928
1,000,000	Wells Fargo Bank NA	1.5000	12/17/2018	1,002,625
1,000,000	World’s Foremost Bank	1.7000	6/9/2021	987,198
				17,019,829

	TOTAL CERTIFICATE OF DEPOSIT (Cost - $18,999,696)			19,022,653

See accompanying notes to financial statements.

Quantified STF Fund

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017

Shares		Value
	EXCHANGE TRADED FUNDS - 18.5%
	DEBT FUNDS - 18.0%
39,300	Guggenheim BulletShares 2017 Corporate Bond ETF	$888,573
41,800	Guggenheim BulletShares 2018 Corporate Bond ETF	888,250
251,000	Guggenheim BulletShares 2019 Corporate Bond ETF	5,336,260
331,200	Guggenheim BulletShares 2020 Corporate Bond ETF	7,114,175
17,700	Guggenheim Enhanced Short Duration ETF *	890,310
29,000	SPDR Barclays Short Term Corporate Bond ETF	888,560
		16,006,128
	EQUITY FUND - 0.5%
3,000	Powershares QQQ Trust Series 1	412,920

	TOTAL EXCHANGE TRADED FUNDS (Cost - $16,426,652)	16,419,048

	SHORT-TERM INVESTMENTS - 9.3%
	MONEY MARKET FUNDS - 9.3%
3,675,706	Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I 0.41% (a)	3,675,706
3,675,706	First Amercan Government Obligations Fund - Class Z 0.42% (a)	3,675,706
	TOTAL SHORT-TERM INVESTMENTS (Cost - $7,351,412)	7,351,412

	TOTAL INVESTMENTS - 93.0% (Cost - $81,477,676) (b)	$81,693,437
	OTHER ASSETS LESS LIABILITIES - 7.0%	7,124,666
	NET ASSETS - 100.0%	$88,818,103

REIT	Real Estate Investment Trust

ETF	Exchange Traded Fund

LP	Limited Partnership

(a)	Money market fund; interest rate reflects seven-day effective yield on June 30, 2017.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding the value of futures) is $81,485,556 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$311,609
Unrealized Depreciation:	(103,728)
Net Unrealized Appreciation:	$207,881

	FUTURES CONTRACTS
	OPEN LONG FUTURES CONTRACTS

No. of			Notional Value at	Unrealized
Contracts	Name	Expiration	June 30, 2017	Depreciation
1,566	Nasdaq 100 E-Mini Future	September-17	$177,044,130	$(7,328,913)

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2017

	Quantified	Quantified	Quantified	Quantified	Quantified
	Managed	All-Cap	Market Leaders	Alternative	STF
	Income Fund	Equity Fund	Fund	Investment Fund	Fund
Assets:
Investment securities:
At cost	$41,971,548	$10,175,951	$59,947,197	$8,686,882	$81,477,676
At value	$42,322,987	$10,234,466	$59,940,586	$8,773,724	$81,693,437
Cash collateral for swaps	—	—	10,620,000	—	—
Deposits with brokers for futures	272,384	96,555	—	315,847	14,078,248
Receivable:
Unrealized appreciation on swap contracts	—	—	2,338,611	—
Securities sold	403,166	317,808	—	—	736,254
Dividends and Interest	16,532	16,756	47,077	5,637	308,633
Fund shares sold	3,328	976	4,914	1,121	406
Prepaid expenses and other assets	15,042	22,584	14,599	20,994	10,916
Total Assets	43,033,439	10,689,145	72,965,787	9,117,323	96,827,894

Liabilities:
Payables:
Advance on Swaps	—	—	2,040,000	—	—
Securities purchased	434,687	541,801	—	435,359	492,237
Unrealized depreciation on swaps	—	—	402,954	—	—
Unrealized depreciation on futures	—	—	—	14,245	7,328,913
Fund shares redeemed	13,189	2,567	26,794	4,566	61,705
Investment advisory fees	26,042	6,289	45,125	5,378	78,208
Payable to related parties	8,650	—	7,394	—	17,383
Distributions (12b-1) fees	8,846	2,152	15,289	1,804	19,628
Non 12b-1 Shareholder servicing fees - Investor Class	1,247	1,246	8,967	1,073	11,717
Total Liabilities	492,661	554,055	2,546,523	462,425	8,009,791

Net Assets	$42,540,778	$10,135,090	$70,419,264	$8,654,898	$88,818,103

Net Assets Consist of:
Capital Stock	$43,698,307	$9,034,092	$65,842,148	$8,817,822	$76,094,349
Accumulated undistributed net investment income (loss)	961,123	2,198	(637,605)	23,934	—
Accumulated net realized gain (loss) from investments, swaps and futures	(2,470,091)	1,040,285	3,285,675	(259,455)	19,836,905
Net unrealized appreciation (depreciation) on:
Investments	351,439	58,515	(6,611)	86,842	215,761
Futures	—	—	—	(14,245)	(7,328,912)
Swaps	—	—	1,935,657	—	—
Net Assets	$42,540,778	$10,135,090	$70,419,264	$8,654,898	$88,818,103

Net Asset Value Per Share
Investor Class Shares:
Net Assets	$42,273,641	$10,046,717	$69,960,401	$8,636,531	$88,695,978
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	4,385,826	884,383	6,436,429	909,880	7,903,172
Net asset value, (Net Assts ÷ Shares Outstanding), offering and redemption price per share	$9.64	$11.36	$10.87	$9.49	$11.22
Advisor Class Shares:
Net Assets	$267,137	$88,373	$458,863	$18,367	$122,125
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	27,999	7,839	42,658	1,949	10,960
Net asset value, (Net Assts ÷ Shares Outstanding), offering and redemption price per share	$9.54	$11.27	$10.76	$9.42	$11.14

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS

For the Year Ended June 30, 2017

	Quantified	Quantified	Quantified	Quantified	Quantified
	Managed	All-Cap	Market Leaders	Alternative	STF
	Income Fund	Equity Fund	Fund	Investment Fund	Fund
Investment Income
Dividends (net of foreign tax withholdings $0, $320, $0,$0 and $0, respectively)	$1,564,068	$125,223	$1,357,284	$140,603	$118,283
Interest	9,895	3,227	14,365	3,393	1,300,699
Total Investment Income	1,573,963	128,450	1,371,649	143,996	1,418,982

Expenses
Investment advisory fees	318,173	63,468	549,359	61,780	874,915
Administration fees	110,556	22,100	190,449	21,437	227,419
Distribution (12b-1) fees				—
Investor	105,171	21,025	182,402	20,544	218,595
Advisor	3,546	524	2,869	198	533
Shareholder servicing fees - Investor Class	63,191	12,622	109,475	12,329	131,157
Miscellaneous expenses	642	715	642	642	906
Total Operating Expenses	601,279	120,454	1,035,196	116,930	1,453,525

Net Investment Income (loss)	972,684	7,996	336,453	27,066	(34,543)

Realized and Unrealized Gain (Loss) on Investments, Futures and Swaps
Net realized gain (loss) from:
Investments	1,202,551	1,420,654	10,945,275	17,778	363,810
Futures	(103,922)	(38,799)	—	154,142	34,624,480
Swaps	—	—	3,137,539	—	—
Distribution of realized gains from underlying investment companies	3,118	—	—	12,049	67
	1,101,747	1,381,855	14,082,814	183,969	34,988,357
Net change in unrealized appreciation (depreciation) on:
Investments	(597,027)	7,034	(4,549,487)	45,233	(679,882)
Futures	—	5,464	—	(13,139)	(7,245,681)
Swaps	—	—	903,375	—	—
	(597,027)	12,498	(3,646,112)	32,094	(7,925,563)

Net Realized and Unrealized Gain on Investment, Futures and Swaps	504,720	1,394,353	10,436,702	216,063	27,062,794

Net Increase in Net Assets Resulting From Operations	$1,477,404	$1,402,349	$10,773,155	$243,129	$27,028,251

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Quantified Managed Income Fund		Quantified All-Cap Equity Fund
	Year Ended		Year Ended
	June 30,		June 30,
	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment income	$972,684	$479,877	$7,996	$11,311
Net realized gain (loss) from investments, futures, swaps and distributions from underlying investment companies	1,101,747	(601,474)	1,381,855	(284,963)
Net change in unrealized appreciation (depreciation) on investments futures and swaps	(597,027)	1,448,171	12,498	77,336
Net Increase (Decrease) in Net Assets
Resulting From Operations	1,477,404	1,326,574	1,402,349	(196,316)

Distributions to Shareholders from:
Net investment income:
Investor Class	(476,560)	(1,034,779)	—	—
Advisor Class	(2,691)	—
Total Distributions to Shareholders	(479,251)	(1,034,779)	—	—

Shares of Beneficial Interest:
Proceeds from shares sold
Investor Class	102,765,718	84,296,609	11,337,475	899,171
Advisor Class	1,123,265	73,152	81,438	26,530
Net asset value of shares issued in reinvestment of distributions
Investor Class	476,560	1,034,779	—	—
Advisor Class	2,691	—	—	—
Payments for shares redeemed
Investor Class	(100,663,937)	(79,328,999)	(5,704,866)	(3,597,556)
Advisor Class	(929,615)	(160)	(27,956)	—
Total Increase (Decrease) in Net Assets From Shares of Beneficial Interest	2,774,682	6,075,381	5,686,091	(2,671,855)

Total Increase (Decrease) in Net Assets	3,772,835	6,367,176	7,088,440	(2,868,171)

Net Assets:
Beginning of Year	38,767,943	32,400,767	3,046,650	5,914,821
End of Year *	$42,540,778	$38,767,943	$10,135,090	$3,046,650

* Includes accumulated undistributed net investment income	$961,123	$478,809	$2,198	$266

Share Activity
Investor Class:
Shares Sold	10,886,517	9,216,780	1,121,722	95,215
Shares issued in reinvestments of Distributions	51,023	116,398	—	—
Shares Redeemed	(10,689,226)	(8,660,805)	(550,283)	(387,205)
Net increase (decrease) in Shares of Beneficial Interest Outstanding	248,314	672,373	571,439	(291,990)

Advisor Class:
Shares Sold	119,492	7,994	7,788	2,815
Shares issued in reinvestments of Distributions	290	—	—	—
Shares Redeemed	(99,760)	(17)	(2,764)	—
Net Increase in Shares of Beneficial Interest Outstanding	20,022	7,977	5,024	2,815

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Quantified Market Leaders Fund		Quantified Alternative Investment Fund
	Year Ended		Year Ended
	June 30,		June 30,
	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment income (loss)	$336,453	$(170,206)	$27,066	$1,184
Net realized gain (loss) from investments, futures, and swaps	14,082,814	(8,958,067)	183,969	(419,674)
Net change in unrealized appreciation (depreciation) on investments, futures and swaps	(3,646,112)	5,619,414	32,094	165,295
Net Increase (Decrease) in Net Assets Resulting From Operations	10,773,155	(3,508,859)	243,129	(253,195)

Distributions to Shareholders from:
Net investment income:
Investor Class	(1,565,638)	—	(3,585)	(23,440)
Advisor Class	(7,013)	—	(4)	—
Net realized gains:
Investor Class	—	(1,330,439)	—	(42,654)
Total Distributions to Shareholders	(1,572,651)	(1,330,439)	(3,589)	(66,094)

Shares of Beneficial Interest:
Proceeds from shares sold
Investor Class	82,241,837	88,601,390	9,620,042	1,048,118
Advisor Class	715,460	56,390	9,044	21,612
Net asset value of shares issued in reinvestment of distributions
Investor Class	1,565,639	1,330,439	3,585	66,094
Advisor Class	7,012	—	—	—
Payments for shares redeemed
Investor Class	(97,361,862)	(108,201,869)	(5,164,125)	(4,924,003)
Advisor Class	(379,167)	(124)	(13,354)	—
Total Increase (Decrease) in Net Assets From Shares of Beneficial Interest	(13,211,081)	(18,213,774)	4,455,196	(3,788,179)

Total Increase (Decrease) in Net Assets	(4,010,577)	(23,053,072)	4,694,736	(4,107,468)

Net Assets:
Beginning of Year	74,429,841	97,482,913	3,960,162	8,067,630
End of Year *	$70,419,264	$74,429,841	$8,654,898	$3,960,162
* Includes accumulated undistributed net investment income (loss)	$(637,605)	$539,718	$23,934	$3,006

Share Activity
Investor Class:
Shares Sold	8,026,198	9,432,843	1,039,005	116,051
Shares issued in reinvestments of Distributions	141,944	141,236	395	7,311
Shares Redeemed	(9,481,102)	(11,375,055)	(561,356)	(540,334)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(1,312,960)	(1,800,976)	478,044	(416,972)

Advisor Class: (a)
Shares Sold	71,801	6,103	986	2,391
Shares issued in reinvestments of Distributions	640	—	—	—
Shares Redeemed	(35,873)	(13)	(1,428)	—
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	36,568	6,090	(442)	2,391

(a)	Advisor Class commenced operations on March 18, 2016.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Quantified STF Fund (a)
	Year Ended	Period Ended
	June 30, 2017	June 30, 2016
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment loss	$(34,543)	$(63,870)
Net realized gain (loss) from investments and futures	34,988,357	(15,067,483)
Net change in unrealized appreciation (depreciation) on investments and futures	(7,925,563)	812,412
Net Increase (Decrease) in Net Assets Resulting From Operations	27,028,251	(14,318,941)

Distributions to Shareholders from:
Net investment income:
Investor Class	(6,703)	—
Advisor Class	(29)	—
Total Distributions to Shareholders	(6,732)	—

Shares of Beneficial Interest:
Proceeds from shares sold
Investor Class	49,729,586	149,029,179
Advisor Class	108,014	14,613
Net asset value of shares issued in reinvestment of distributions
Investor Class	6,703	—
Advisor Class	29	—
Payments for shares redeemed
Investor Class	(70,365,292)	(52,390,776)
Advisor Class	(16,531)
Total Increase (Decrease) in Net Assets From Shares of Beneficial Interest	(20,537,491)	96,653,016

Total Increase in Net Assets	6,484,028	82,334,075

Net Assets:
Beginning of Year/Period	82,334,075	—
End of Year/Period*	$88,818,103	$82,334,075
* Includes accumulated net investment loss	$—	$(42,694)

Share Activity
Investor Class:
Shares Sold	5,576,902	15,795,292
Shares issued in reinvestments of Distributions	769	—
Shares Redeemed	(7,656,429)	(5,813,362)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(2,078,758)	9,981,930

Advisor Class:
Shares Sold	10,809	1,647
Shares issued in reinvestments of Distributions	4	—
Shares Redeemed	(1,500)	—
Net Increase in Shares of Beneficial Interest Outstanding	9,313	1,647

(a)	The Fund commenced operations on November 13, 2015.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Managed Income Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year or period.

	Investor Class					Advisor Class
						Year Ended
	Year Ended June 30,			Period Ended		June 30,	Period Ended
	2017	2016	2015	June 30, 2014 (1)		2017	June 30, 2016 (1)

Net asset value, beginning of year or period	$9.35	$9.35	$10.27	$10.00		$9.34	$9.04
Activity from investment operations:
Net investment income (2)	0.22	0.13	0.20	0.15		0.14	0.04
Net realized and unrealized gain (loss) on investments, futures and distributions from underlying investment companies	0.16	0.22	(0.58)	0.20		0.17	0.26
Total from investment operations	0.38	0.35	(0.38)	0.35		0.31	0.30
Distributions to Shareholders:
Net investment income	(0.09)	(0.35)	(0.18)	(0.08)		(0.11)	—
Net realized gains	—	—	(0.36)	(0.00	) (3)	—	—
Total distributions	(0.09)	(0.35)	(0.54)	(0.08)		(0.11)	—
Net asset value, end of year or period	$9.64	$9.35	$9.35	$10.27		$9.54	$9.34
Total return (4)	4.13%	3.89%	(3.84)%	3.58	% (5)	3.31%	3.32	% (5)
Net assets, end of year or period (in 000s)	$42,274	$38,693	$32,401	$54,190		$267	$75
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (6)	1.41%	1.44%	1.44%	1.44	% (7)	2.01%	2.04	% (7)
Ratio of net investment income to average net assets (6,8)	2.31%	1.40%	2.04%	1.69	% (7)	1.40%	1.65	% (7)
Portfolio turnover rate	491%	718%	872%	570	% (5)	491%	718	% (5)

(1)	The Fund commenced operations on August 9, 2013. Advisor Class commenced operations on March 18, 2016.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period or year.

(3)	Represents less than $0.01 per share.

(4)	Total return shown assumes the reinvestment of all distributions.

(5)	Not Annualized.

(6)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified All-Cap Equity Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year or period.

	Investor Class					Advisor Class
						Year Ended
	Year Ended June 30,			Period Ended		June 30,	Period Ended
	2017	2016	2015	June 30, 2014 (1)		2017	June 30, 2016 (1)

Net asset value, beginning of year or period	$9.65	$9.78	$10.20	$10.00		$9.64	$9.23
Activity from investment operations:
Net investment income (loss) (2)	0.01	0.03	(0.02)	(0.01)		(0.07)	0.02
Net realized and unrealized gain (loss) on investments and futures	1.70	(0.16)	0.09 (3)	0.44		1.70	0.39	(3)
Total from investment operations	1.71	(0.13)	0.07	0.43		1.63	0.41
Distributions to Shareholders:
Net investment income	—	—	(0.02)	—		—	—
Net realized gains	—	—	(0.47)	(0.23)		—	—
Total distributions	—	—	(0.49)	(0.23)		—	—
Net asset value, end of year or period	$11.36	$9.65	$9.78	$10.20		$11.27	$9.64
Total return (4)	17.72%	(1.33)%	0.68%	4.26	% (5)	16.91%	4.44	% (5)
Net assets, end of year or period (in 000s)	$10,047	$3,020	$5,915	$6,765		$88	$27
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (6)	1.41%	1.46%	1.45%	1.44	% (7)	2.01%	2.04	% (7)
Ratio of net investment income (loss) to average net assets (6,8)	0.09%	0.27%	(0.16)%	(0.11	)% (7)	(0.63)%	0.78	% (7)
Portfolio turnover rate	1,018%	961%	1,429%	1,327	% (5)	1,018%	961	% (5)

(1)	The Fund commenced operations on August 9, 2013. Advisor Class commenced operations on March 18, 2016.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period or year.

(3)	Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statements of operations due to share transactions for the period.

(4)	Total return shown assumes the reinvestment of all distributions.

(5)	Not Annualized.

(6)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Market Leaders Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year or period.

	Investor Class							Advisor Class
								Year Ended
	Year ended June 30,					Period Ended		June 30,	Period Ended
	2017		2016		2015	June 30, 2014 (1)		2017	June 30, 2016 (1)

Net asset value, beginning of year or period	$9.60		$10.21		$11.09	$10.00		$9.58	$9.31
Activity from investment operations:
Net investment income (loss) (2)	0.05		(0.01)		(0.06)	(0.02)		0.01	0.03
Net realized and unrealized gain (loss) on investments, futures, swaps and other investment companies	1.46		(0.45)		(0.09)	1.24		1.44	0.24	(3)
Total from investment operations	1.51		(0.46)		(0.15)	1.22		1.45	0.27
Distributions to Shareholders:
Net investment income	(0.24)		—		—	(0.01)		(0.27)	—
Net realized gains	—		(0.15)		(0.73)	(0.12)		—	—
Total distributions	(0.24)		(0.15)		(0.73)	(0.13)		(0.27)	0.00
Net asset value, end of year or period	$10.87		$9.60		$10.21	$11.09		$10.76	$9.58
Total return (4)	15.68	% (5)	(4.46	)% (5)	(1.42)%	12.22	% (6)	15.05%	2.90	% (6)
Net assets, end of year or period (in 000s)	$69,960		$74,371		$97,483	$133,898		$459	$58
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (7)	1.41%		1.44%		1.43%	1.42	% (8)	2.01%	2.04	% (8)
Ratio of net investment income(loss) to average net assets (7,9)	0.46%		(0.21)%		(0.58)%	(0.22	)% (8)	(0.01)%	1.57	% (8)
Portfolio turnover rate	558%		687%		490%	887	% (6)	558%	687	% (6)

(1)	The Fund commenced operations on August 9, 2013. Advisor Class commenced operations on March 18, 2016.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period or year.

(3)	Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statements of operations due to share transactions for the period.

(4)	Total returns shown assumes the reinvestment of all distributions.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Not Annualized.

(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Annualized.

(9)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Alternative Investment Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year or period.

	Investor Class						Advisor Class
							Year Ended
	Year ended June 30,				Period Ended		June 30,		Period Ended
	2017	2016	2015		June 30, 2014 (1)		2017		June 30, 2016 (1)

Net asset value, beginning of year or period	$9.12	$9.50	$10.93		$10.00		9.12		$8.91
Activity from investment operations:
Net investment income (2)	0.05	0.00	0.03		0.02		(0.06)		(0.06)
Net realized and unrealized gain (loss) on investments, futures and underlying investment companies	0.32	(0.26)	(0.38)		1.15		0.36		0.27	(3)
Total from investment operations	0.37	(0.26)	(0.35)		1.17		0.30		0.21
Distributions to Shareholders:
Net investment income	— (4)	(0.04)	—		(0.06)		—	(4)	—
Net realized gains	—	(0.08)	(1.08)		(0.18)		—		—
Total distributions	— (4)	(0.12)	(1.08)		(0.24)		—	(4)	—
Net asset value, end of year or period	$9.49	$9.12	$9.50		$10.93		$9.42		9.12
Total return (5)	4.09%	(2.75)%	(3.33	)% (6)	11.70	% (7)	3.31	% (6)	2.36	% (6,7)
Net assets, end of year or period (in 000s)	$8,637	$3,938	$8,068		$10,851		$18		$22
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (8)	1.43%	1.44%	1.42%		1.42	% (9)	2.03%		2.04	% (9)
Ratio of net investment income(loss) to average net assets (8,10)	0.49%	0.02%	0.30%		0.25	% (9)	(0.65)%		(2.17	)% (9)
Portfolio turnover rate	625%	687%	1,040%		1,071	% (7)	625%		687	% (7)

(1)	The Fund commenced operations on August 9, 2013. Advisor Class commenced operations on March 18, 2016.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period or year.

(3)	Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statements of operations due to share transactions for the period.

(4)	Represents less than $0.01 per share.

(5)	Total returns shown assumes the reinvestment of all distributions.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Not Annualized.

(8)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(9)	Annualized.

(10)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified STF Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year or period.

	Investor Class (1)			Advisor Class (1)
	Year Ended	Period Ended		Year Ended	Period Ended
	June 30, 2017	June 30, 2016		June 30, 2017	June 30, 2016

Net asset value, beginning of year or period	$8.25	$10.00		$8.24	$10.00
Activity from investment operations:
Net investment loss (2)	— (8)	(0.01)		(0.07)	(0.01)
Net realized and unrealized gain (loss) on investments, futures and underlying investment companies	2.97	(1.74)		2.98	(1.75)
Total from investment operations	2.97	(1.75)		2.91	(1.76)
Distributions to Shareholders
Distributions from net investment income	— (8)	—		(0.01)	—
Total distributions	— (8)	—		(0.01)	—
Net asset value, end of year or period	$11.22	$8.25		$11.14	$8.24
Total return (7)	36.01%	(17.50	)% (3)	35.32%	(17.60	)% (3)
Net assets, end of year or period (in 000s)	$88,696	$82,320		$122	$14
Ratios/Supplemental Data:
Ratio of expenses to average net assets (5)	1.66%	1.69	% (4)	2.26%	2.29	% (4)
Ratio of net investment income (loss) to average net assets (5,6)	(0.04)%	(0.13	)% (4)	(0.80)%	(0.25	)% (4)
Portfolio turnover rate	41%	59	% (3)	41%	59	% (3)

(1)	The Fund commenced operations on November 13, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Not Annualized.

(4)	Annualized.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Total returns shown assumes the reinvestment of all distributions.

(8)	Less than $0.01.

See accompanying notes to financial statements.

The Quantified Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2017

1.	ORGANIZATION

Quantified Managed Income Fund, Quantified All-Cap Equity Fund, Quantified Market Leaders Fund, Quantified Alternative Investment Fund, and Quantified STF Fund (each a “Fund” and collectively the “Funds”) are each a diversified series (except Quantified STF, which is non-diversified series), of Advisors Preferred Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 15, 2012 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund currently offers two classes of shares, Investor and Advisor classes of shares each of which are offered at Net Asset Value (“NAV”).

The Funds’ Investor Class commenced operations on August 9, 2013 and the Advisor Class commenced operations on March 18, 2016, except for both classes of Quantified STF Fund which commenced operation on November 13, 2015 and their investment objectives are as follows:

-	Quantified Managed Income Fund – seeks high total return from fixed income investments on an annual basis consistent with a moderate tolerance for risk.

-	Quantified All-Cap Equity Fund – seeks high appreciation on an annual basis consistent with a high tolerance for risk.

-	Quantified Market Leaders Fund – seeks high appreciation on an annual basis consistent with a high tolerance for risk.

-	Quantified Alternative Investment Fund – seeks high total return from alternative investment vehicles on an annual basis consistent with high tolerance for risk.

-	Quantified STF Fund – seeks high appreciation on an annual basis consistent with high tolerance for risk.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08. Each Fund’s income, expenses (other than class-specific distribution and service fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt

The Quantified Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017

obligations having sixty days or less remaining until maturity, at time of purchase may be valued at amortized cost which approximates fair value.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source) and (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor and/or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to each Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor and/or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – Each Fund invests in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances

The Quantified Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017

that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2017 for each Funds’ assets and liabilities measured at fair value:

Quantified Managed Income Fund

Investments
Common Stock *	$4,256,758	$—	$—	$4,256,758
Exchange Traded Funds	36,371,249	—	—	36,371,249
Money Market Funds	1,694,980	—	—	1,694,980
Total	$42,322,987	$—	$—	$42,322,987

Quantified All-Cap Equity Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Common Stock *	$8,269,119	$—	$—	$8,269,119
Exchange Traded Funds	980,517	—	—	980,517
Money Market Funds	984,830	—	—	984,830
Total	$10,234,466	$—	$—	$10,234,466

The Quantified Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017

Quantified Market Leaders Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Funds	$57,974,040	$—	$—	$57,974,040
Money Market Funds	1,966,546	—	—	1,966,546
Total	$59,940,586	$—	$—	$59,940,586
Derivatives
Swaps	$—	$2,338,611	$—	$2,338,611
Liabilities
Derivatives
Swaps	$—	$(402,954)	$—	$(402,954)

Quantified Alternative Investment Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Open-Ended Mutual Funds	$1,542,646	$—	$—	$1,542,646
Exchange Traded Funds	5,970,099	—	—	5,970,099
Money Market Funds	1,260,979	—	—	1,260,979
Total	$8,773,724	$—	$—	$8,773,724
Liabilities
Derivatives
Futures Contracts	$(14,245)	$—	$—	$(14,245)

Quantified STF Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Bonds & Notes *	$—	$38,900,324	$—	$38,900,324
Certificate of Deposit	—	19,022,653	—	19,022,653
Exchange Traded Funds	16,419,048	—	—	16,419,048
Money Market Funds	7,351,412	—	—	7,351,412
Total	$23,770,460	$57,922,977	$—	$81,693,437
Liabilities
Derivatives
Futures Contracts	$(7,328,913)	$—	$—	$(7,328,913)

*	Refer to each of the Portfolio of Investments for industry classifications.

The Funds did not hold any Level 3 securities during the year ended June 30, 2017.

There were no transfers into or out of Level 1 and Level 2 during the current year presented. It is each Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting year.

Exchange Traded Funds (“ETFs”), Mutual Funds and Exchange Traded Notes (“ETNs”) Risk: ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Funds. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Exchange Traded Funds – Each Fund invests in ETFs. ETFs are typically a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. Each Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Quantified Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017

Foreign Currency Translations – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Swap Contracts – Each Fund is subject to equity price risk, interest rate risk, credit risk and counterparty risk in the normal course of pursuing its investment objective. Each Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector on underlying fund). Most equity swap agreements entered into by a Fund calculate the obligations of the parties on a “net basis”. Consequently, a Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. Each Fund’s obligations are accrued daily (offset by any amounts owed to the Fund).

Each Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund pays the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements in instances where the advisor believes that it may be more cost effective or practical than buying a security or the securities represented by a particular index.

Each Fund may enter into credit default swaps (“CDS”). CDS are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk. The seller typically receives pre-determined periodic payments from the other party. These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by a Fund to obtain credit risk exposure similar to that of a direct investment in high yield bonds.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The maximum pay-outs for these contracts

The Quantified Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017

are limited to the notional amount of each swap. CDS may involve greater risks than if a Fund had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

Each Fund may enter into Interest Rate Swaps. Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Each Fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount.

Each Fund may enter into Total Return Swaps. Total Return Swaps are typically two-party (bilateral) financial contracts which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains. In total return swaps, the underlying asset, referred to as the reference asset, is usually an equity index, loans, or bonds. This is owned by the party receiving the set rate payment. The TRS allows one party to derive the economic benefit of owning an asset without putting that asset on its balance sheet, and allows the other party, which does retain that asset on its balance sheet, to buy protection against loss in its value.

Each Fund collateralizes swap agreements with cash and certain securities as indicated on the Portfolio of Investments of the Fund and Statements of Assets and Liabilities, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Fund. Each Fund does not net collateral. In addition, the parties have mutually agreed to settle significant unrealized appreciation / depreciation on the swap contracts as they occur, resulting in an advance or prepayment on such swaps. Such amounts, if any, would be offset against the applicable contract upon final settlement. The amount posted as cash collateral from Credit Suisse to the Fund was $2,040,000 at June 30, 2017. In the event of a default by the counterparty, a Fund will seek return of this collateral and may incur certain costs exercising its rights with respect to the collateral. Amounts expected to be owed to a Fund may be collateralized either directly with the Fund or in a segregated account at the Custodian.

Each Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty to the extent that posted collateral is insufficient. Each Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Advisor. The financial statements of these counterparties may be available by accessing the SEC’s website, at www.sec.gov.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Funds and their counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreements. Any election to early terminate could be material to the financial statements. For the year ended June 30, 2017, Quantified Market Leaders Fund entered into total return swaps.

Futures Contracts – Each Fund may be subject to the change in value of equity and interest rate risk in the normal course of pursuing its investment objective. Each Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (each Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. When the contracts are closed, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and each Fund’s basis in the contract. If the Funds were unable to liquidate a futures

The Quantified Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017

contract and/or enter into an offsetting closing transaction, each Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recorded in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to each Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the normal course of business, each Fund purchases and sells various financial instruments, which may result in risks, the amount of which is not apparent from the financial statements.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Foreign withholding tax is recorded as incurred or known, in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

Federal Income Tax – It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years (2014 – 2016) or expected to be taken in the Funds’ 2017 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where each Fund makes significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

The Quantified Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017

3.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from sale of securities, other than short-term investments, swaps and futures contracts, for the year ended June 30, 2017 for all Funds were as follows:

Fund	Purchases	Sales
Quantified Managed Income Fund	$202,649,676	$200,135,181
Quantified All-Cap Equity Fund	83,004,098	77,725,950
Quantified Market Leaders Fund	339,144,518	347,734,160
Quantified Alternative Investment Fund	48,486,319	44,475,800
Quantified STF Fund	30,279,904	36,319,649

4.	Impact of Derivatives on the Statements of Assets and Liabilities and Statements of Operations

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of June 30, 2017:

Derivative Investment Type	Location on the Statements of Assets and Liabilities
Futures	Unrealized depreciation on Futures
Total Return Swaps	Unrealized appreciation on Swaps
Total Return Swaps	Unrealized depreciation on Swaps

At June 30, 2017 , the fair value of derivatives instruments was as follows:

Asset derivatives
Equity
Contracts
Quantified Market Leaders Fund	Swap Contracts	2,338,611

	Liability derivatives
		Equity
		Contracts
Quantified Market Leaders Fund	Swap Contracts	$(402,954)
Quantified Alternative Investment Fund	Futures	(14,245)
Quantified STF Fund	Futures	(7,328,913)

The Quantified Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017

Transactions in derivative instruments during the year ended June 30, 2017 , were as follows:

		Equity/Interest
		Rate Contracts
Quantified Managed Income Fund	Realized gain (loss) (1)
Interest Rate Risk	Futures	$(103,922)

Quantified All-Cap Equity Fund	Realized gain (loss) (1)
Equity Risk	Futures	$(38,799)

	Change in unrealized appreciation (depreciation) (2)
	Futures	$5,464

Quantified Market Leaders Fund	Realized gain (loss) (1)
Equity Risk	Swaps	$3,137,539
	Change in unrealized appreciation (depreciation) (2)
	Swaps	$903,375

Quantified Alternative Investment Fund	Realized gain (loss) (1)
Equity Risk	Futures	$154,142
	Change in unrealized appreciation (depreciation) (2)
	Futures	$(13,139)

Quantified STF Fund	Realized gain (loss) (1)
Equity Risk	Futures	$34,624,480
	Change in unrealized appreciation (depreciation) (2)
	Futures	$(7,245,681)
(1) Statement of Operations location: Net realized gain (loss) on futures, Net realized gain (loss) on swap contracts.

(2) Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures, Net change in unrealized appreciation (depreciation) on swap contracts.

Associated Risk

The derivative instruments outstanding as of June 30, 2017 as disclosed in the Portfolios of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed in the Statements of Operations serve as indicators of the futures volume of derivative activity for each Fund.

Market Risk: Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by each Fund. The Funds are exposed to market risk on financial instruments that are valued at market prices as disclosed in the Portfolio of Investments. The prices of derivative instruments, including swaps and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. Each Fund may be exposed to market risk on derivative contracts in that each Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in the Funds’ financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Funds’ investments in derivative instruments are exposed to market risk and are disclosed in the portfolio of investments.

The Quantified Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017

Counterparty Risk: Each Fund may invests in derivative instruments (the “Product”) issued for the Fund by Credit Suisse. If Credit Suisse becomes insolvent, Credit Suisse may not be able to make any payments under the Product and investors may lose their capital invested in the Product. A decline in Credit Suisse’s standing is likely to reduce the market value of the Product and therefore the price an investor may receive for the Product if they sell it in the market.

Liquidity Risk: Liquidity risk is the risk that a Fund will encounter difficulty in raising funds to meet commitments. Liquidity risk may result in an inability to sell investments quickly at close to fair value. Each Fund’s financial instruments may include investments in securities which are not traded on organized public exchanges and which generally may be illiquid. As a result, a Fund may not be able to quickly liquidate its investments in these instruments at an amount close to its fair value in order to meet its liquidity requirements. The Funds’ do not anticipate any material losses as a result of liquidity risk.

5. Offsetting of Financial Assets and Derivative Assets

Each Fund’s policy is to recognize a net asset or liability equal to the unrealized gain (loss) on future contracts and swap contracts. The following table shows additional information regarding the offsetting of assets and liabilities at June 30, 2017.

Quantified Market Leaders Fund:

Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of
	Presented in the	Offset in the	Assets Presented in
	Statements of Assets	Statements of Assets	the Statements of	Financial	Cash Collateral
Description	& Liabilites	& Liabilities	Assets & Liabilities	Instruments	Pledged	Net Amount
Swap Contracts	$2,338,611	$—	$2,338,611	$(402,954)	$—	$1,935,657

Gross Amounts Not Offset in the
Liabilities:				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts of
	Gross Amounts of	Offset in the	Liabilities Presented
	Recognized	Statement of Assets	in the Statement of	Financial	Cash Collateral
Description	Liabilities	& Liabilities	Assets & Liabilities	Instruments	Pledged	Net Amount
Swap Contracts	$(402,954)	$—	$(402,954)	$402,954	$—	$—

Quantified Alternative Investment Fund:

Gross Amounts Not Offset in the
Liabilities:				Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of
	Presented in the	Offset in the	Liabilities Presented
	Statements of Assets	Statements of Assets	in the Statements of	Financial	Cash Collateral
Description	& Liabilites	& Liabilities	Assets & Liabilities	Instruments	Pledged (1)	Net Amount
Futures Contracts	$(14,245)	$—	$(14,245)	$—	$14,245	$—

Quantified STF Fund:

Gross Amounts Not Offset in the
Liabilities:				Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of
	Presented in the	Offset in the	Liabilities Presented
	Statements of Assets	Statements of Assets	in the Statements of	Financial	Cash Collateral
Description	& Liabilites	& Liabilities	Assets & Liabilities	Instruments	Pledged (1)	Net Amount
Futures Contracts	$(7,328,913)	$—	$(7,328,913)	$—	$7,328,913	$—

(1)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

The Quantified Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017

6.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARITES

The business activities of each Fund are overseen by the Board, which is responsible for the overall management of the Funds. Advisors Preferred LLC (“Advisor”), serves as investment advisor to the Funds. The Advisor has engaged Flexible Plan Investments, Ltd. (the “Sub-Advisor”) to serve as the sub-advisor to the Funds.

Pursuant to an advisory agreement with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of each Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays Advisor fees accrued daily and paid monthly, based on each Fund’s average daily net assets and is computed at an annual rate of 0.75%, except for Quantified STF which pays 1.00%. For the year ended June 30, 2017, each Fund accrued the following advisory fees:

Quantified Managed Income Fund	$318,173
Quantified All-Cap Equity Fund	$63,468
Quantified Market Leaders Fund	$549,359
Quantified Alternative Investment Fund	$61,780
Quantified STF Fund	$874,915

Gemini Fund Services, LLC (“GFS”), GFS, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to the servicing agreement with GFS, each Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Under the terms of the Funds’ agreement with GFS, GFS pays for certain operating expenses of the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

In addition, certain affiliates of GFS provide services to each Fund as follows:

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for each Fund on an ad-hoc basis. These expenses are the responsibility of GFS.

The Trust has adopted Distribution Plans and Agreements pursuant to Rule 12b-1 under the 1940 Act for the Funds’ Investor Class and Advisor Class shares (each a “Plan” and together, the “Plans”) pursuant to which a Fund pays fees to the Distributor for providing distribution and/or shareholder services to the Fund. Under the Plans, Investor Class shares of a Fund may pay an account maintenance fee for account maintenance services and/or distribution fee at an annual rate of up to 0.25% of the Fund’s average net assets attributable to Investor Class shares as compensation for the Distributor providing account maintenance and distribution services to shareholders; and up to 1.00% for Advisor Class shares of a Fund’s average daily net assets attributable to the Advisor Class shares. The 12b-1 Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

For the year ended June 30, 2017, pursuant to the Rule 12b-1 Plan, each Fund paid:

	Investor Class	Advisor Class	Total
Quantified Managed Income Fund	$105,171	$3,546	$108,717
Quantified All-Cap Equity Fund	21,025	524	21,549
Quantified Market Leaders Fund	182,402	2,869	185,271
Quantified Alternative Investment Fund	20,544	198	20,742
Quantified STF Fund	218,595	533	219,128

The Quantified Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017

The Board has adopted a Shareholder Servicing Plan (the “Servicing Plan”) with respect to the Investor Class of each fund. The Servicing Plan provides that a monthly service fee is calculated by the Fund at an annual rate of up to 0.15% (currently set at 0.15%), of its average daily net assets of the Investor Class and is paid to Ceros Financial Services, Inc. (“Ceros”) to provide compensation for ongoing shareholder servicing and distribution-related activities or service and/or maintenance accounts, not otherwise required to be provided by the Advisor. Ceros is an affiliate of the Advisor.

For the year ended June 30, 2017, pursuant to the Shareholder Services Agreement, each Fund paid:

Investor Class
Quantified Managed Income Fund	$63,191
Quantified All-Cap Equity Fund	12,622
Quantified Market Leaders Fund	109,475
Quantified Alternative Investment Fund	12,329
Quantified STF Fund	131,157

During the year ended June 30, 2017, Ceros, a registered broker/dealer, executed trades on behalf of Quantified Managed Income Fund, Quantified All-Cap Equity Fund, Quantified Market Leaders Fund, Quantified Alternative Investment Fund and Quantified STF Fund and received $73,537, $36,052, $74,308, $21,156 and $11,237 in trade commissions, respectively. Ceros received 12b-1 payments of $428 from mutual funds in which the Alternative Investment Fund invests. One hundred percent of these payments were returned to the Fund by Ceros.

Each Trustee who is not an “interested person” of the Trust or Advisor is compensated at a rate of $20,000 per year, as well as reimbursement for any reasonable expenses incurred attending the meetings, paid quarterly. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust. Interested trustees of the Trust are also officers or employees of the Advisor and its affiliates.

7.	DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2017 and June 30, 2016 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2017	Income	Capital Gains	Capital	Total
Quantified Managed Income Fund	$479,251	$—	$—	$479,251
Quantified All-Cap Equity Fund	—	—	—	—
Quantified Market Leaders Fund	1,572,651	—	—	1,572,651
Quantified Alternative Investment Fund	3,589	—	—	3,589
Quantified STF Fund	6,732	—	—	6,732

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2016	Income	Capital Gains	Capital	Total
Quantified Managed Income Fund	$1,034,779	$—	$—	$1,034,779
Quantified All-Cap Equity Fund	—	—	—	—
Quantified Market Leaders Fund	1,321,758	8,681	—	1,330,439
Quantified Alternative Investment Fund	23,480	42,614	—	66,094

The Quantified Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017

As of June 30, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	(Depreciation)	Earnings/(Deficits)
Quantified Managed Income Fund	$960,885	$—	$—	$(2,311,534)	$193,120	$(1,157,529)
Quantified All-Cap Equity Fund	1,051,020	—	—	—	49,978	1,100,998
Quantified Market Leaders Fund	4,583,109	618	—	—	(6,611)	4,577,116
Quantified Alternative Investment Fund	23,934	—	—	(267,368)	80,510	(162,924)
Quantified STF Fund	5,079,333	7,436,540	—	—	207,881	12,723,754

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales, the mark-to-market on open futures and swaps contracts, and adjustments for real estate investment trusts.

At June 30, 2017, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains along with capital loss carry forwards utilized in the current year as follows:

	Non-Expiring	Non-Expiring		Capital Loss Carry
	Short-Term	Long-Term	Total	Forwards Utilized
Quantified Managed Income Fund	$1,648,087	$663,447	$2,311,534	$1,166,998
Quantified All-Cap Equity Fund	—	—	—	200,234
Quantified Market Leaders Fund	—	—	—	5,087,798
Quantified Alternative Investment Fund	267,368	—	267,368	91,666
Quantified STF Fund	—	—	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses and short-term capital gains, the reclassification of Fund distributions, and tax adjustments for swap contracts, real estate investment trusts, grantor trusts, passive foreign investment companies, partnerships, and C-Corporation return of capital distributions resulted in reclassification for the year ended June 30, 2017 as follows:

	Paid	Undistributed	Accumulated
	In	Ordinary	Net Realized
	Capital	Income (Loss)	Gains (Loss)
Quantified Managed Income Fund	$—	$(11,119)	$11,119
Quantified All-Cap Equity Fund	(1,769)	(6,064)	7,833
Quantified Market Leaders Fund	—	58,875	(58,875)
Quantified Alternative Investment Fund	—	(2,549)	2,549
Quantified STF Fund	—	83,969	(83,969)

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund pursuant to Section 2(a)(9) of the 1940 Act. As of June 30, 2017, Trust Company of America held approximately 70.35% of Managed Income Fund, 82.54% of All-Cap Equity Fund, 78.49% of Market Leaders Fund, 73.86% of Alternative Investment Fund and 92.30% of STF Fund, for the benefit of its customers.

The Quantified Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017

10.	NEW ACCOUNTING PRONOUNCEMENTS

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

11.	SUBSEQUENT EVENTS

Subsequent events, after the date of the Statements of Assets and Liabilities, have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Quantified Managed Income Fund, Quantified All-Cap Equity Fund, Quantified Market Leaders Fund, Quantified Alternative Investment Fund and Quantified STF Fund and Board of Trustees of Advisors Preferred Trust

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Quantified Managed Income Fund, Quantified All-Cap Equity Fund, Quantified Market Leaders Fund, Quantified Alternative Investment Fund, and Quantified STF Fund (the “Funds”), each a series of Advisors Preferred Trust as of June 30, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four periods in the period then ended for Quantified Managed Income Fund, Quantified All-Cap Equity Fund, Quantified Market Leaders Fund, and Quantified Alternative Investment Fund, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the two periods in the period then ended for Quantified STF Fund. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2017, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Quantified Managed Income Fund, Quantified All-Cap Equity Fund, Quantified Market Leaders Fund, Quantified Alternative Investment Fund and Quantified STF Fund as of June 30, 2017, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.

Cleveland, Ohio

August 29, 2017

QUANTIFIED FUNDS
EXPENSE EXAMPLES (Unaudited)
June 30, 2017

Example

As a shareholder of a Fund you will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual Ending Account Value” shown is derived from the Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table on the next page are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)

					Ending
	Fund’s	Beginning	Ending	Expenses	Account	Expenses
	Annualized	Account Value	Account Value	Paid During	Value	Paid During
	Expense Ratio	1/1/17	6/30/17	Period*	6/30/17	Period*

Quantified Managed Income Fund
Investor Class	1.41%	$1,000.00	$1,033.20	$ 7.11	$1,017.10	$ 7.05
Advisor Class	2.01%	$1,000.00	$1,030.20	$10.12	$1,014.83	$10.04
Quantified All-Cap Equity Fund
Investor Class	1.41%	$1,000.00	$1,086.00	$ 7.29	$1,017.80	$ 7.05
Advisor Class	2.01%	$1,000.00	$1,081.60	$10.37	$1,014.83	$10.04
Quantified Market Leaders Fund
Investor Class	1.41%	$1,000.00	$1,013.00	$ 7.04	$1,017.80	$ 7.05
Advisor Class	2.01%	$1,000.00	$1,010.30	$10.02	$1,014.83	$10.04
Quantified Alternative Investment Fund
Investor Class	1.43%	$1,000.00	$1,086.00	$ 7.04	$1,017.70	$ 7.15
Advisor Class	2.03%	$1,000.00	$1,081.60	$10.48	$1,014.73	$10.14
Quantified STF Fund Investor Class
Investor Class	1.66%	$1,000.00	$1,338.90	$ 9.63	$1,016.56	$ 8.30
Advisor Class	2.26%	$1,000.00	$1,334.08	$13.08	$1,013.59	$11.28

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

The Quantified Funds

SUPPLEMENTAL INFORMATION (Unaudited)

June 30, 2017

Approval of Advisory and Sub-Advisory Agreement – Quantified Funds

At a meeting held on June 5 and 6, 2017, (the “Meeting”), the Board of Trustees (the “Board”) of Advisors Preferred Trust (the “Trust”), including a majority of Trustees who are not “interested persons” (the “Independent Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the approval of the investment advisory agreement (the “Advisory Agreement”) between Advisors Preferred, LLC (the “Adviser”) and the Trust, on behalf of the Quantified Managed Income Fund, Quantified All-Cap Equity Fund, Quantified Market Leaders Fund, Quantified Alternative Investment Fund and Quantified STF Fund (each a “Fund” and together, the “Funds”), and the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Flexible Plan Investments, Ltd. (the “Sub-Adviser”), on behalf of the Quantified Funds.

In connection with the Board’s consideration of the Advisory Agreement and Sub-Advisory Agreement, the Adviser and Sub-Adviser provided the Board in advance of the Meeting with written materials covering, but not limited to, the following: the nature, extent and quality of the services provided by the investment adviser to the Funds; the investment performance of the Funds and the investment adviser; the costs of the services to be provided to the Funds; the extent to which economies of scale benefit shareholders; and the profits to be realized by the adviser and its affiliates from the relationship with the Funds.

In its consideration of the approval of the Advisory Agreement and Sub-Advisory Agreement, the Trustees did not identify any single factor as controlling. Matters considered by the Trustees in connection with their approval of the Advisory Agreement and Sub-Advisory Agreement included the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by the Adviser and the materials provided by the Sub-Adviser relating to the Advisory Agreement between the Trust and the Adviser and the Sub-Advisory Agreement between the Adviser and Sub-Adviser, respectively. With respect to the nature, extent and quality of services provided, the Board reviewed the Adviser’s and the Sub-Adviser’s Form ADVs, a description of the manner in which investment decisions are made for the Funds by the Sub-Adviser, a description of the services provided by the Adviser and those services provided by the Sub-Adviser, a review of the experience of professional personnel performing services for the Funds, including the team of individuals that primary monitor and execute the investment and administration processes, respectively, and a certification from each of the Adviser and Sub-Adviser certifying that each has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b).

In reaching their conclusions, the Board considered that the Adviser delegates day-to-day investment decisions of the Funds to the Sub-Adviser and that the Adviser generally provides management and operational oversight of the Sub-Adviser. The Board considered that the Adviser continues to provide numerous high-quality services to the Sub-Adviser, including the ongoing monitoring and evaluation of the performance of the Funds, various administrative services, trade

The Quantified Funds

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

June 30, 2017

execution, compliance and other functions. The Board noted its familiarity with the personnel of the Adviser who service the Sub-Adviser, including noting that there are no changes in personnel, and that it was satisfied with the performance of those individuals. The Board also considered that the Adviser has not reported any material compliance or regulatory matters. The Board also considered the financial resources of the Adviser, including available parent company financial support, and the financial resources of the Sub-Adviser. The Board then concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services provided by the Adviser to each Fund were satisfactory and reliable.

With respect to the Sub-Adviser, the Board considered the experience and performance of the Sub-Adviser’s portfolio management team, research staff, and compliance program. The Board considered that the Sub-Adviser employs a continuous investment program on behalf of the Funds and also uses the Funds as part of investment strategies and portfolios it offers to its clients as part of a wrap fee advisory arrangement or to other clients via separate accounts, as well as to the public. The Board also considered the Sub-Adviser’s practices with respect to monitoring compliance for the Funds and recent responses to regulatory inquiries and found that the Sub-Adviser has devoted appropriate resources to compliance. The Board concluded that the Sub-Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Sub-advisory Agreements and that the nature, overall quality and extent of the management services provided by Sub-Adviser to each Fund were satisfactory and reliable.

Performance. The Board considered that the Adviser generally delegates its day-to-day investment decisions to the Sub-Adviser and therefore does not directly control the performance of each Fund. The Board considered the Adviser’s other responsibilities under the Advisory Agreement, including with respect to trade oversight, reviewing daily positions and balance reports for each Fund, obtaining derivative agreements and reporting to the Board, and concluded that the Adviser appears to be adequately monitoring the Sub-Adviser’s adherence to the each Fund’s investment objectives and appears to be carrying out its functions appropriately.

With respect to the performance of the Sub-Adviser, the Board considered the performance of each of the Funds compared to their primary benchmark index and Morningstar category for various periods. The Trustees considered performance comparison information provided by the Adviser, using it as the primary source of relative performance.

With respect to the Quantified Managed Income Fund, the Board noted the Fund outperformed both its primary benchmark, the Bloomberg Barclays Aggregate Bond Index, and Morningstar Intermediate Term Bond category, for the one year period and lagged each for both the three year and since inception periods.

With respect to the Quantified All-Cap Equity Fund, the Board noted that the Fund performed generally in line, although slightly lower, with its benchmark, the S&P 500 Index, as

The Quantified Funds

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

June 30, 2017

well as the Morningstar Mid-Cap Blend category, for the one year period, but underperformed each for the three year and since inception periods.

For the Quantified Alternative Investment Fund, the Board noted the Fund significantly underperformed its benchmark, the S&P 500 Index, for all time periods. The Board noted the challenge in the application of a broad-based equity only benchmark for an alternative investment fund, and considered the performance of the Fund to the Morningstar Multi-Alternative category, finding that the Fund’s returns were generally in line with the Morningstar category for the one year, three year and since inception periods, although lower.

With regards to the Quantified Market Leaders Fund, the Board noted that the Fund underperformed its benchmark, the Wilshire 5000 Index for the one year period, while also lagging in performance for the three year and since inception periods. The Board also considered that the Fund outperformed the Morningstar category, Mid-Cap Growth category, for the one year period, and underperformed for the three year and since inception periods.

For the Quantified STF Fund, the Board noted the Fund underperformed its benchmark, the NASDAQ 100 Total Return Index for the one year and since inception, but outperformed the Morningstar Equity Long/Short and Morningstar Multi-Alternative categories for the one year period and outperformed Morningstar Multi-Alternative since inception, while lagging Morningstar Equity Long/Short since inception.

The Board noted that with respect to the Quantified Funds, that the recent one-year performance returns were improved over previous periods. The Board concluded that the performance of the Funds has been improving under the Sub-Advisor’s management, and that overall the advisory and sub-advisory services to the Funds regarding their performance was satisfactory.

Fees and Expenses. As to the costs of the services rendered to each Fund by each of the Adviser and Sub-Adviser, the Trustees considered a comparison of the level of advisory fees and total operating expenses charged by each Fund to comparably sized funds in each Fund’s Morningstar Category. The Trustees noted that the Adviser does not advise any investment vehicle with investment objectives and strategies substantially similar to the Funds and that the Sub-Adviser charged higher fees to client accounts with investment mandates similar to those of the Funds.

With respect to the Quantified Managed Income Fund, the Board considered that the advisory fee of 0.75% and total expense ratio of 1.73% (Investor Class shares) were within the range of the fees of the comparable funds and classes in the Morningstar Intermediate Term Bond category, while the Advisor Class shares were above similar classes. The Trustees noted that Advisor Class shares expenses of 2.33% were only slightly above similar classes and that the size of the similar class peer group was small and that they concluded expenses were nonetheless reasonable.

With respect to the Quantified All-Cap Equity Fund, the Board considered that the advisory fee of 0.75% and total expense ratio of 1.65% (Investor Class shares) were lower than the average

The Quantified Funds

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

June 30, 2017

of advisory fees and within the range of the total expenses of the comparable funds and classes in the Morningstar Mid Cap Blend category. The Trustees noted that Advisor Class shares expenses of 2.23% were lower than the average of similar classes.

With respect to the Quantified Alternative Investment Fund, the Board considered that the advisory fee of 0.75% and total expense ratio of 2.07% (Investor Class shares) and 2.67% (Advisor Class shares) were lower than the average of advisory fees and within the range of the total expenses of the comparable funds and classes in the Morningstar Multi-Alternative category.

With respect to the Quantified Market Leaders Fund, the Board considered that the advisory fee of 0.75% and total expense ratio of 1.58% (Investor Class shares) were lower than the average of advisory fees and within the range of the total expenses of the comparable funds and classes in the Morningstar Mid Cap Growth category. The Trustees noted that Advisor Class shares expenses of 2.18% were lower than the average of similar classes.

With respect to the Quantified STF Fund, the Board considered that the advisory fee of 1.00% and total expense ratio of 1.72% (Investor Class shares) and 2.32% (Advisor Class shares) were equal to the average of advisory fees and less than the average of the total expenses of the comparable funds and classes in the Morningstar Multi-Alternative category; and below the respective averages of the Morningstar Equity Long/Short category.

The Board concluded that the management fee and overall expenses charged by each of the Funds were reasonable. The Board also considered the allocation of the responsibilities as between the Adviser and Sub-Adviser, noting that the Sub-Adviser is responsible for the management of each Fund’s portfolio and the Adviser provides oversight and support services to the Sub-Adviser as well as trade execution, and reviewed the fees payable to each of the Adviser and Sub-Adviser. The Board considered the allocation of the advisory fee payable to each Fund and the portion retained by the Adviser. The Trustees further noted that the Adviser will only retain between 0.20% and 0.25% of the gross advisory fee for its services to each Fund, with the portion of the management fee retained by the Adviser decreasing as the assets of each Fund, respectively, increase. The Board concluded that the allocation of the advisory fee as between the Adviser and Sub-Adviser and the portion retained by the Adviser was reasonable in relation to the services rendered by the Adviser and Sub-Adviser, respectively.

Profitability. The Board considered the profitability of each of the Adviser and Sub-Adviser, respectively, and whether profits from each Fund, if any, are reasonable in light of the services provided to the Funds. The Board considered that the net profits after both the direct and indirect costs of operating the Funds, in terms of both dollar amount and as a percentage of the advisory fee allocable to each of the Adviser and Sub-Adviser, were not excessive and were generally not profitable or only slightly profitable at current asset levels. The Board also considered that the Sub-Adviser receives revenue for certain shareholder services it provides to the Quantified Funds, noting that the level of such compensation did not appear to be unreasonable in relation to the services rendered, and further that with inclusion of this revenue the Sub-Adviser’s relationship with the Funds was generally not profitable or only marginally profitable at current asset levels. The Board concluded that the Adviser’s and Sub-Adviser’s level of

The Quantified Funds

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

June 30, 2017

profitability from each of the Adviser’s and Sub-Adviser’s relationship with each Fund was reasonable.

Economies of Scale. The Board considered whether the Adviser and Sub-Adviser would realize economies of scale with respect to their management of the Funds. The Board reviewed the profitability analyses and selected financial information provided by the Adviser and Sub-Adviser taking into consideration the Adviser’s and Sub-Adviser’s expected capacity to grow the Funds and concluded that at the current asset levels, economies of scale were not being achieved but would be revisited as the Funds grew.

Conclusion. Having requested and received such information from each of the Adviser and Sub-Adviser as the Board believed to be reasonably necessary to evaluate the terms of each of the Advisory Agreement and the Sub-Advisory Agreements, respectively, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that approval of the Advisory Agreement and the Sub-Advisory Agreements for an additional one-year period was in the best interests of each of the Funds and their current and future shareholders. In considering the Advisory Agreement and the Sub-Advisory Agreements, the Trustees did not identify any one factor as all important, but rather considered these factors collectively in light of each of the Funds’ surrounding circumstances.

The Quantified Funds
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2017

Independent Trustees

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act.

Name, Address [1] and Year of Birth	Position(s) Held with the Trust	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee [2]	Other Directorships Held by Trustee During Last 5 Years
Charles R. Ranson Born: 1947	Trustee	Indefinite, November 2012 to present	Principal, Ranson & Associates (strategic analysis and planning, including risk assessment and capital formation for entrepreneurial ventures), (2003 – present).	10	Northern Lights Fund Trust IV (since July 2015)
Felix Rivera Born: 1963	Trustee	Indefinite, November 2012 to present	Managing Partner, Independent Channel Advisors, LLC (investment advisory consultancy), (January 2011–present)	10	BlueArc Multi-Strategy Fund (since 2014); Centerstone Investors Trust (since 2016)

[1]	Unless otherwise specified, the mailing address of each Trustee is c/o Advisors Preferred Trust, 80 Arkay Dr., Hauppauge, NY 11788.

[2]	The “Fund Complex” consists of the series of the Trust.

Interested Trustees and Officers

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the 1940 Act, and each officer of the Trust.

Name, Address [1] And Year of Birth	Position(s) Held with the Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee During Last 5 ears
Catherine Ayers- Rigsby Born: 1948	Trustee, Chairman, President	Indefinite; November 2012 to present	CEO, Advisors Preferred, LLC (April 2011 – present); CEO, Ceros Financial Services, Inc. (broker/dealer), (September 2009 – present); CEO, Atcap Partners, LLC (2014 – present).	10	None
Brian S. Humphrey Born: 1972	Trustee	Indefinite; November 2012 to present	Director of Sales and Marketing, Ceros Financial Services, Inc. , (January 2011 – present).	10	None
Kevin E. Wolf Born: 1969	Treasurer	Indefinite; November 2012 to present	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); Vice-President, BluGiant, LLC (since 2004).	n/a	n/a

The Quantified Funds

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

June 30, 2017

Name, Address [1] And Year of Birth	Position(s) Held with the Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee During Last 5 ears
R. Michael Fox Born 1950	Chief Compliance Officer	Indefinite; December 2016 to present	CCO and CFO of Advisors Preferred, LLC (January 2013–present); CCO & CFO AtCap Partners, LLC (April 2013-present); CFO and CRO of Ceros Financial Services, Inc. (February 2012-present); CCO of Foothill Securities, Inc. (November–December 2016); and CCO and CFO Grail Securities, LLC (August 2016–February 2017).	n/a	n/a
Richard Malinowski Born: 1983	Secretary	Indefinite; November 2012 to present	Senior Vice President Legal Administration, Gemini Fund Services, LLC (February 2017- present); Vice President and Counsel (April 2016–2017): and AVP and Staff Attorney (September 2012 – March. 2016),; Vice President and Manager, BNY Mellon Investment Servicing, Inc., (May 2006 – September 2012).	n/a	n/a

[1]	Unless otherwise specified, the address of each Trustee and officer is c/o Advisors Preferred Trust, 80 Arkay Dr., Hauppauge, NY 11788.

The Funds’ Statement of Additional Information includes additional information about the Trustees and is available free of charge by calling toll- free 1-855-650-7453

PRIVACY NOTICE

Rev. Jan. 2013

FACTS	WHAT DOES ADVISORS PREFERRED TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Advisors Preferred Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Advisors Preferred Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Who we are
Who is providing this notice?	Advisors Preferred Trust
What we do
How does Advisors Preferred Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Advisors Preferred Trust collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Advisors Preferred Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Portfolio voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolio uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-747-9555 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-647-8268.

INVESTMENT ADVISOR
Advisors Preferred LLC
1445 Research Blvd., Suite 530
Rockville, MD 20850

SUB-ADVISOR
Flexible Plan Investments, Ltd.
3883 Telegraph Road, Suite 100
Bloomfield Hills, MI 48302

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)	The Registrant’s board of trustees has determined that Anthony J. Hertl and Mark H. Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Hertl and Mr. Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2016 - $50,000

2017 - $52,500

(b)	Audit-Related Fees

2016 - None

2017 - None

(c)	Tax Fees

2016 - $10,000

2017 - $12,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2016 - None

2017 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
	2016	2017
Audit-Related Fees:	100%	100%
Tax Fees:	100%	100%
All Other Fees:	100%	100%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2016 - $10,000

2017 - $12,500

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. Vote of security holders is included under item 1.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Catherine Ayers-Rigsby

Catherine Ayer-Rigsby, President/Principal Executive Officer

Date 9/6/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Catherine Ayers-Rigsby

Catherine Ayers-Rigsby, President/Principal Executive Officer

Date 9/6/17

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Treasurer/Principal Financial Officer

Date 9/6/17